N-6	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	Penn Mutual Variable Life Account I
Entity Central Index Key	0000810579
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
C000214935 [Member]
Prospectus:
Fees and Expenses [Text Block]
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FEES AND EXPENSES

Charges for Early Withdrawals
If you fully surrender your Policy (meaning you make an early withdrawal of your full Net Cash Surrender Value) within the first 9 years following your purchase of the Policy or within the first 9 years following an increase in the Specified Amount, or upon a decrease in the Specified Amount within the first 5 years following your purchase of the Policy, you may be assessed a Surrender Charge equal to the maximum Surrender Charge premium multiplied by the appropriate surrender factor. The Surrender Charge premium is a maximum of $42.00 per $1000 of the Specified Amount. The surrender factor is equal to 1.00 in the first year of coverage and grades to 0.34 in the 9th year.

For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a Surrender Charge of up to $21,000.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Transaction Charges
In addition to the Surrender Charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee. A Surrender Charge will also be deducted if you increase the Specified Amount of the life insurance death benefit and fully surrender your Policy within 9 years of such increase.

We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges. We may also impose charges if you exercise certain rider benefits.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Ongoing Fees and Expenses
In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis).

Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain Rider charges (for supplemental benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Mortality and Expense Risk Asset Charges, loan interest, Per Policy Expense Charge and certain other Rider charges. Please refer to the Policy Specifications Page for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Funds, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2022.

Total Annual Operating Expenses (expenses that are deducted from Fund assets)
Annual Fee	Minimum	Maximum

Variable Investment Options (Fund fees and expenses)	0.35%	1.33%

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Charges for Early Withdrawals [Text Block]
If you fully surrender your Policy (meaning you make an early withdrawal of your full Net Cash Surrender Value) within the first 9 years following your purchase of the Policy or within the first 9 years following an increase in the Specified Amount, or upon a decrease in the Specified Amount within the first 5 years following your purchase of the Policy, you may be assessed a Surrender Charge equal to the maximum Surrender Charge premium multiplied by the appropriate surrender factor. The Surrender Charge premium is a maximum of $42.00 per $1000 of the Specified Amount. The surrender factor is equal to 1.00 in the first year of coverage and grades to 0.34 in the 9th year.

For example, if you were to surrender your Policy during the first year after your Policy purchase (and your total premiums paid were $100,000 and your Specified Amount is $500,000), then you could be assessed a Surrender Charge of up to $21,000.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge Example Maximum [Dollars]	$ 21,000
Transaction Charges [Text Block]
In addition to the Surrender Charge for Policy surrenders, you may be charged for other transactions. These include a Percent of Premium Charge (deducted from each premium) and a partial withdrawal processing fee. A Surrender Charge will also be deducted if you increase the Specified Amount of the life insurance death benefit and fully surrender your Policy within 9 years of such increase.

We reserve the right to impose transfer charges (when you transfer Policy Value between Investment Options), but we currently do not impose these charges. We may also impose charges if you exercise certain rider benefits.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Ongoing Fees and Expenses [Table Text Block]
In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses (usually deducted on a monthly basis).

Some of these charges, such as the monthly Cost of Insurance Charge, the monthly Expense Charge per Thousand of Specified Amount, and certain Rider charges (for supplemental benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification).

Other ongoing charges include the monthly Mortality and Expense Risk Asset Charges, loan interest, Per Policy Expense Charge and certain other Rider charges. Please refer to the Policy Specifications Page for rates and the specific fees applicable to your Policy.

Investors will also bear expenses associated with the Funds, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2022.
Total Annual Operating Expenses (expenses that are deducted from Fund assets)
Annual Fee	Minimum	Maximum

Variable Investment Options (Fund fees and expenses)	0.35%	1.33%

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Policy?”

Investment Options (of Other Amount) Minimum [Percent]	0.35%
Investment Options (of Other Amount) Maximum [Percent]	1.33%
Risks [Table Text Block]

RISKS

Risk of Loss
You can lose money by investing in this Policy, including loss of your premiums (principal).

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What is the Value of My Policy?”

Not a Short-Term Investment
This Policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The Policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the Surrender Charge and less any outstanding Policy loan).

For more detailed information, see “Summary of Principal Risks of Investing in the Policy.”

Risks Associated with Investment Options
•   An investment in this Policy is subject to the risk of poor investment performance of the Funds you choose, and the value of an investment can vary depending on the performance of the Funds.

•   Each Investment Option (the Funds and the Fixed Account Investment Options) has its own unique risks. The performance of the Funds will vary, and some are riskier than others.

•   A discussion of the risks of allocating your premiums or Policy Value to one or more Funds can be found in the prospectuses for the Funds. You should review the prospectuses for the Funds before making an investment decision.

•   Premiums and Policy Value allocated to the Fixed Account Investment Options may be kept there for an extended period of time due to restrictions on transfers out of the Fixed Account Investment Options.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “Appendix A — Funds Available Under the Policy;” “Appendix B — Fixed Account Options and Indexed Loans.”

Insurance Company Risks
An investment in the Policy is subject to the risks related to The Penn Mutual Life Insurance Company (the “Company”), including:

•   Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options), are subject to the claims-paying ability and financial strength of the Company.

•   There are risks relating to the Company’s administration of the Policy, including cybersecurity and infectious disease outbreak risks.

•   If the Company experiences financial distress, it may not be able to meet its obligations to you.

•   More information about the Company, including its financial strength ratings, is available upon request from the Company at 1-800-523-0650.

For more detailed information, see “The Penn Mutual Life Insurance Company;” “Financial Statements;” “Summary of Principal Risks of Investing in the Policy– Insurance Company Risks;” “Other Information.”

Policy Lapse
If the total premiums you have paid, less any partial withdrawals you made, equal or exceed the no-lapse premium specified in your Policy, multiplied by the number of months the Policy has been in force, your Policy will remain in force, regardless of investment performance for a specified period. The specified period is the shorter of 20 years, or the time until the Policy anniversary nearest the insured’s attained age 80. However, in no case will the specified period be less than 5 years. Outstanding loans will nullify the no-lapse guarantee if the loans equal or exceed the Cash Surrender Value. The no-lapse premium will generally be less than the monthly equivalent of the planned premium you specified. When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You will also lose the principal invested.

•   A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).

•   The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.

•   A Policy lapse may have tax consequences.

•   If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What Payments Must I Make Under the Policy? — Lapse and Reinstatement.”

Investment Restrictions [Text Block]
•   Y
o
u can allocate your Net Premiums to the Variable Investment Options (that invest in the Funds) and the Fixed Account Investment Options.

•   The minimum amount that you can transfer generally is $25.

•   If less than the full amount held under an Investment Option is transferred, the amount remaining in the Investment Option must be at least $25.

•   The maximum amount that you can transfer out of the Traditional Fixed Account in any Policy year is the greatest of (a) 25% of the amount in the Traditional Fixed Account at the previous Policy anniversary, (b) $5,000, or (c) the total amount transferred out of that account in the previous Policy year.

•   Transfers from the Indexed Fixed Account may be made only on the anniversary of an allocation of an amount to the Indexed Fixed Account.

•   The amount that may be transferred excludes any amount held in the Policy loan account.

•   The Company reserves the right to remove or substitute any of the Funds as Investment Options that are available under the Policy.

•   In addition, we may limit your ability to make transfers involving the Variable Investment Options if a transfer may disadvantage or potentially harm or hurt the rights or interests of other Policy owners.

•   We will also reject or reverse a transfer request if for any reason any of the Funds do not accept the purchase of its shares.

For more detailed information, see “How Are Amounts Credited to the Variable Investment Options of the Separate Account?;” “How Can I Change the Policy’s Investment Allocations?”

Optional Benefit Restrictions [Text Block]
•   We offer several optional benefits in the form of a rider to the Policy. Various optional benefits are available and some have an additional charge. Not all riders are available in every state and some riders may only be added when you apply for your Policy.

•   We may stop offering an optional benefit at any time.

For more detailed information, see “What Are the Supplemental Riders And Benefits That Are Available?”

Tax Implications [Text Block]
Consult with a tax adviser to determine the tax implications of an investment in and payments received under this Policy.

•   If you purchase the Policy through a tax-qualified plan or individual retirement account (“IRA”), you do not get any additional tax benefit.

•   Earnings on your Policy (if any) are taxed when you withdraw them (or if a Policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59
1
⁄
2
.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy — Tax Risks;” “How Is the Policy Treated Under Federal Income Tax Law?”

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation for selling this Policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and the Company may share the revenue it earns on this Policy with the professional’s firm. (Your financial professional may be your broker, investment adviser, insurance agent, or someone else).

For these reasons, these financial professionals may have a financial incentive to recommend this Policy over another policy or investment.

For more detailed information, see “Distribution Arrangements.”

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing Policy.

For more detailed information, see “What Payments Must I Make Under the Policy? — Tax-Free
‘Section 1035
’ Insurance Policy Exchanges.”

Item 4. Fee Table [Text Block]
T
ABLE
OF
F
EES
AND
E
XPENSES
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy or making withdrawals. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.
(See “What Are the Fees and Charges Under the Policy?” in this Prospectus for additional information).
The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the Policy, make a withdrawal, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Percent of Premium Charge	When a premium is paid.	Maximum Charge: 8% of each premium payment. 1

Surrender Charge 2

Maximum Charge
When the Policy is surrendered within the first 9 Policy years and or within the first 9 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first 5 Policy years.

The Surrender Charge premium multiplied by the appropriate surrender factor. The Surrender Charge premium is a maximum of $42.00 to minimum of $
6.75
per $1000 of Specified Amount or decrease in Specified Amount. The surrender factor is equal to 1.00 in the first year of the coverage and grades to 0.34 in the 9th year.
3

Surrender Charge for a representative non-tobacco male insured, age 45 in the first Policy year

Maximum Charge
When the Policy is surrendered within the first 9 Policy years and or within the first 9 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first 5 Policy years.
($21.50 per $1,000 of Specified Amount or decrease in Specified Amount) x the surrender factor of 1.00. 3

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.00% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00. Current Charge $0.00. 4

Overloan Protection Benefit Rider

Current and Maximum Charge	When benefit is exercised.	One time charge of 3.50% of Policy Value.

Accelerated Death Benefit Rider

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Current and Maximum Charge	When benefit is exercised.
One time charge of 12 months’ worth of Policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current
90-day
Treasury bill rate, or (b) the current maximum statutory adjustable Policy loan rate.

1	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in the second Policy year and thereafter. This reduction is not guaranteed and may change.
2
The Surrender Charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge premium. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy? — Surrender Charge” in this Prospectus.

3	The maximum amount reflects the charge that may be assessed in the first Policy year.
4
No transaction fee is currently imposed for making a transfer among Variable Investment Options and/or the Fixed Account Options. While we do not currently intend to impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.

The next table describes charges that a Policy owner may pay periodically during the time you own the Policy. The charges do not include fees and expenses incurred by the Funds that serve as Investment Options under the Policy.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Base Contract Charges:

Cost of Insurance Charges 5

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $45.8333 to minimum of $0.0049 per $1,000 of Net Amount at Risk.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.1355 per $1,000 of Net Amount at Risk.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Expense charge per $1,000 of Specified Amount 6	Monthly
For first 120 months following the Policy date or an increase in a Policy’s Specified Amount, the charges range from a maximum of $1.15 per $1,000 of Specified Amount of insurance or increase in Specified Amount, to a minimum of $0.35 per $1,000 of Specified Amount of insurance or increase in Specified Amount.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.49 per $1,000 of initial Specified Amount of insurance or an increase in the Specified Amount.

Current Charge	Monthly
For the first 60 months following the Policy date or an increase in the Specified Amount, $0.26 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount. For months 61 through 120 following the Policy date or an increase in the Specified Amount, $0.13 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Mortality and Expense Risk Asset Charge 7	Monthly
0.05% monthly (annual rate of 0.60%) of the first $50,000 of Policy Value allocated to the Separate Account and 0.025% monthly (annual rate of 0.30%) of the Policy Value allocated to the Separate Account in excess of that amount.

Per Policy Expense Charge 8	Monthly	Guaranteed Maximum $9.00. Current Charge $8.00.

Asset Charge 9 for Enhanced S&P 500 Indexed Account Uncapped S&P 500 Indexed Account	Monthly	0.20833% of segment value (annual rate of 2.50%).

OptionalBenefit Charges:

Traditional Loans 10

Net Interest Charge 11	End of each Policy year	Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in Traditional Loan account). 12

Indexed Loans 10

Net Interest Charge 11	End of each Policy year	Maximum annual rate of 5.00%.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Accidental Death Benefit Rider:

Cost of Insurance Charges 13

Current and Maximum Charges	Monthly	Maximum of $0.1108 to minimum of $0.0533, per $1,000 of accidental death benefit.

First year charge for a representative non-tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Additional Insured Term Insurance Rider:

Cost of Insurance Charges 13

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of additional insured term insurance benefit.

Current Charges	Monthly	Maximum of $45.8333 to minimum of $0.0049 per $1,000 of additional insured term insurance benefit.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charges	Monthly	$0.2117 per $1,000 of additional insured term insurance benefit.

Current Charge	Monthly	$0.1355 per $1,000 of additional insured term insurance benefit.

Administrative Charges

First year of Rider and first year of increase in term insurance benefit under Rider	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

Waiverof Surrender Charges 14 Rider:

Maximum Charges	Monthly
Maximum of $0.57 to minimum of $0.20 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first nine years of the Policy or the first nine years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Current Charges	Monthly
Maximum of $0.075 to minimum of $0.02 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first nine years of the Policy or the first nine years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.32 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charge	Monthly	$0.045 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Children’s Term Insurance Rider:

Cost of Insurance Charges 13

Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Disability Waiver of Monthly Deductions Rider:

Cost of Insurance Charges 13,15

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092 per $1,000 of Net Amount at Risk.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

DisabilityCompletion Benefit (AKA Disability Waiver of Stipulated Premium) Rider 16 :

Disability Waiver of Monthly Deduction Benefit

Cost of Insurance Charges 13,15

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092, per $1,000 of Net Amount at Risk.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

Disability Waiver of Stipulated Premium Benefit

Cost of Insurance Charges 13

Current and Maximum Charges	Monthly	Maximum of $0.96 to minimum of $0.03 per $100 of the stipulated premium in the Policy.

First year charge for a representative non-tobacco male insured, age 45

Maximum and Current Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.

CashValue Enhancement Rider 14 :

Expense Charge

Maximum Charges	Monthly	Maximum of $0.605 to minimum of $0.20 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

Current Charges	Monthly	Maximum of $0.225 to minimum of $0.02 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non-tobacco male insured, age 45

Maximum Charges	Monthly	$0.360 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

Current Charges	Monthly
$0.165 for Policy years 1 through 3 and $0.045 for Policy years 4 through 9. This charge is per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

GuaranteedOption to Increase Specified Amount Rider:

Cost of Insurance Charges 13

Current and Maximum Charges	Monthly	Maximum of $0.1967 to minimum of $0.0442 per $1,000 of the Specified Amount of this Rider.

First year charge for a representative non-tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.1133 per $1,000 of the Specified Amount of this Rider.

SupplementalTerm Insurance Rider: 17,18

Surrender Charge	When the Policy is surrendered within the first 9 Policy years or within the first 9 years following an increase in the term insurance benefit in the first five Policy years	The Surrender Charge for the Policy is modified for this Rider to include the term insurance benefit.

First year charge for a representative non-tobacco male insured, age 45		$21.50 per $1,000 of the term insurance benefit or decrease in this benefit all multiplied by the surrender factor of 100%.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges 13

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charges	Monthly	Maximum of $41.67 to minimum of $0.004 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charge	Monthly	$0.1109 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Expense Charge

Maximum Charge	Monthly
For the first 120 months following the Policy date or an increase in the term insurance benefit, the charges range from a maximum of $1.25 per $1,000 of the term insurance benefit or increase of the term insurance benefit to a minimum of $0.40 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly
For the first 60 months following the Policy date or an increase in the term insurance benefit, the charges range from a maximum of $1.104 per $1,000 of the term insurance benefit or increase of the term insurance benefit to a minimum of $0.132 per $1,000 of the term insurance benefit or increase of the term insurance benefit. After 60 months, the charge is zero.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.79 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly	$0.312 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

5
The Cost of Insurance Charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.

6
The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.11 per $1,000 of initial Specified Amount of insurance to $0.92 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.06 per $1,000 of initial Specified Amount of insurance up to $0.46 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policies vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.

7
This charge is currently reduced to zero in all Policy years. See “What Are the Fees and Charges under the Policy? — Monthly Deductions — Mortality and Expense Risk Asset Charge” in this Prospectus for additional information about this charge.

8	The charge is currently reduced to $8.00.
9	The Asset Charge is assessed to help cover administrative and other expenses, including but not limited to the cost of hedging, associated with making available the Indexed Fixed Accounts.
10
You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro-rata basis and is transferred to a Policy loan account, as collateral for the loan. See “What Is a Policy Loan?” in this Prospectus and “Appendix B” for additional information about Policy loans.

11	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan account.
12
The Traditional Loan account is guaranteed to earn interest at 2.00% during the first ten Policy years and 2.75% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten Policy years is 1.00% and 0.25% thereafter. On a current basis, the Net Interest Charge during the first five Policy years is 1.00% and 0.00% thereafter.

13
The Cost of Insurance Charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum Cost of Insurance Charges for the Rider applicable to your Policy. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and Riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see “What Are the Supplemental Riders and Benefits That Are Available?” in this Prospectus.

14
This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Waiver of Surrender Charges Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.

15
If the Policy also has a Children’s Term Insurance Rider in addition to one of the Disability Waiver Riders, there will be an additional charge for the Disability Waiver Rider that is based on each per $1,000 of Specified Amount of the Children’s Term Insurance Rider. The current additional charge is between $0.0050 and $0.0242, and the maximum is between $0.0092 and $0.0408. If the Policy also has an Additional Insured Term Insurance Rider in addition to one of the Disability Waiver Riders, there will be an additional charge for the Disability Waiver Rider that is based on each per $1,000 of Specified Amount of the Additional Insured Term Insurance Rider. The current additional charge is between $0.0050 and $2.33, and the maximum is between $0.0083 and $3.2675.

16
The Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium) consists of two benefits, the Disability Waiver of Monthly Deductions plus the Disability Waiver of Stipulated Premium Benefit, and is therefore subject to two separate charges for the two benefits.

17
For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount segment, then to any segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit segment, and then to any segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.

18
The Surrender Charge premium takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Surrender Charge premiums for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge premium under a rider issued to an individual who is representative of individuals we insure. The Surrender Charge premium shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge for the Policy and rider. More detailed information concerning your Surrender Charge premium is available from our administrative offices upon request. For additional information on the Surrender Charge premiums, see “What are the Fees and Charges under the Policy? — Surrender Charge” in this Prospectus.

Funds’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses deducted from Fund assets. Fund expenses may be higher or lower in the future. You may pay these expenses periodically during the time that your Policy Value is invested in the Variable Investment Options. A complete list of the underlying Funds, including information concerning each underlying Fund’s fees and expenses, is contained in Appendix A at the back of this Prospectus.

Annual Fund Expenses 1	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.35%	1.33%
Net Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, after any expense reimbursement or fee waiver arrangements) 2	0.35%	1.33%

1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2022. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2022 expenses. We have not verified the accuracy of the information provided by Funds.

2
The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for the Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses through at least April 30, 2024.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the Policy, make a withdrawal, or transfer Policy Value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Percent of Premium Charge	When a premium is paid.	Maximum Charge: 8% of each premium payment. 1

Surrender Charge 2

Maximum Charge
When the Policy is surrendered within the first 9 Policy years and or within the first 9 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first 5 Policy years.

The Surrender Charge premium multiplied by the appropriate surrender factor. The Surrender Charge premium is a maximum of $42.00 to minimum of $
6.75
per $1000 of Specified Amount or decrease in Specified Amount. The surrender factor is equal to 1.00 in the first year of the coverage and grades to 0.34 in the 9th year.
3

Surrender Charge for a representative non-tobacco male insured, age 45 in the first Policy year

Maximum Charge
When the Policy is surrendered within the first 9 Policy years and or within the first 9 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first 5 Policy years.
($21.50 per $1,000 of Specified Amount or decrease in Specified Amount) x the surrender factor of 1.00. 3

Partial Withdrawal Processing Fee	When you take a partial withdrawal from your Policy.	Lesser of $25 or 2.00% of the amount withdrawn.

Transfer Charge	When you make a transfer.	Maximum Charge $10.00. Current Charge $0.00. 4

Overloan Protection Benefit Rider

Current and Maximum Charge	When benefit is exercised.	One time charge of 3.50% of Policy Value.

Accelerated Death Benefit Rider

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Current and Maximum Charge	When benefit is exercised.
One time charge of 12 months’ worth of Policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current
90-day
Treasury bill rate, or (b) the current maximum statutory adjustable Policy loan rate.

1	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in the second Policy year and thereafter. This reduction is not guaranteed and may change.
2
The Surrender Charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge premium. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy? — Surrender Charge” in this Prospectus.

3	The maximum amount reflects the charge that may be assessed in the first Policy year.
4
No transaction fee is currently imposed for making a transfer among Variable Investment Options and/or the Fixed Account Options. While we do not currently intend to impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.

Sales Load, Description [Text Block]	Maximum Percent of Premium Charge
Sales Load, When Deducted [Text Block]	When a premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	8.00%	[1]
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	When the Policy is surrendered within the first 9 Policy years and or within the first 9 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first 5 Policy years.
Deferred Sales Load, Maximum [Dollars]	$ 42	[2]
Deferred Sales Load, Minimum [Dollars]	$ 6.75	[2]
Deferred Sales Load, Footnotes [Text Block]	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in the second Policy year and thereafter. This reduction is not guaranteed and may change.
Other Surrender Fees, Description [Text Block]	Maximum Charge
Other Surrender Fees, When Deducted [Text Block]	When the Policy is surrendered within the first 9 Policy years and or within the first 9 years following an increase in the Specified Amount or upon a decrease in the Specified Amount within the first 5 Policy years.
Other Surrender Fees, Maximum [Dollars]	$ 21.5	[3]
Other Surrender Fees, Footnotes [Text Block]	The Surrender Charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge premium. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy? — Surrender Charge” in this Prospectus.
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	When you make a transfer.
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 0	[4]
Transfer Fee, Footnotes [Text Block]	No transaction fee is currently imposed for making a transfer among Variable Investment Options and/or the Fixed Account Options. While we do not currently intend to impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.
Periodic Charges [Table Text Block]
The next table describes charges that a Policy owner may pay periodically during the time you own the Policy. The charges do not include fees and expenses incurred by the Funds that serve as Investment Options under the Policy.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Base Contract Charges:

Cost of Insurance Charges 5

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $45.8333 to minimum of $0.0049 per $1,000 of Net Amount at Risk.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.1355 per $1,000 of Net Amount at Risk.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Expense charge per $1,000 of Specified Amount 6	Monthly
For first 120 months following the Policy date or an increase in a Policy’s Specified Amount, the charges range from a maximum of $1.15 per $1,000 of Specified Amount of insurance or increase in Specified Amount, to a minimum of $0.35 per $1,000 of Specified Amount of insurance or increase in Specified Amount.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.49 per $1,000 of initial Specified Amount of insurance or an increase in the Specified Amount.

Current Charge	Monthly
For the first 60 months following the Policy date or an increase in the Specified Amount, $0.26 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount. For months 61 through 120 following the Policy date or an increase in the Specified Amount, $0.13 per $1,000 of initial Specified Amount of insurance or increase in Specified Amount.

Mortality and Expense Risk Asset Charge 7	Monthly
0.05% monthly (annual rate of 0.60%) of the first $50,000 of Policy Value allocated to the Separate Account and 0.025% monthly (annual rate of 0.30%) of the Policy Value allocated to the Separate Account in excess of that amount.

Per Policy Expense Charge 8	Monthly	Guaranteed Maximum $9.00. Current Charge $8.00.

Asset Charge 9 for Enhanced S&P 500 Indexed Account Uncapped S&P 500 Indexed Account	Monthly	0.20833% of segment value (annual rate of 2.50%).

OptionalBenefit Charges:

Traditional Loans 10

Net Interest Charge 11	End of each Policy year	Annual rate of 1.00% until year 11 and then an annual rate of 0.25% (after credit from interest paid on collateral held in Traditional Loan account). 12

Indexed Loans 10

Net Interest Charge 11	End of each Policy year	Maximum annual rate of 5.00%.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Accidental Death Benefit Rider:

Cost of Insurance Charges 13

Current and Maximum Charges	Monthly	Maximum of $0.1108 to minimum of $0.0533, per $1,000 of accidental death benefit.

First year charge for a representative non-tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Additional Insured Term Insurance Rider:

Cost of Insurance Charges 13

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of additional insured term insurance benefit.

Current Charges	Monthly	Maximum of $45.8333 to minimum of $0.0049 per $1,000 of additional insured term insurance benefit.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charges	Monthly	$0.2117 per $1,000 of additional insured term insurance benefit.

Current Charge	Monthly	$0.1355 per $1,000 of additional insured term insurance benefit.

Administrative Charges

First year of Rider and first year of increase in term insurance benefit under Rider	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

Waiverof Surrender Charges 14 Rider:

Maximum Charges	Monthly
Maximum of $0.57 to minimum of $0.20 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first nine years of the Policy or the first nine years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Current Charges	Monthly
Maximum of $0.075 to minimum of $0.02 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first nine years of the Policy or the first nine years after an increase in the Specified Amount of insurance of the Policy or term insurance benefit, as applicable.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.32 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Current Charge	Monthly	$0.045 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider.

Children’s Term Insurance Rider:

Cost of Insurance Charges 13

Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.

Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Disability Waiver of Monthly Deductions Rider:

Cost of Insurance Charges 13,15

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092 per $1,000 of Net Amount at Risk.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

DisabilityCompletion Benefit (AKA Disability Waiver of Stipulated Premium) Rider 16 :

Disability Waiver of Monthly Deduction Benefit

Cost of Insurance Charges 13,15

Maximum Charges	Monthly	Maximum of $0.5992 to minimum of $0.0117 per $1,000 of Net Amount at Risk.

Current Charges	Monthly	Maximum of $0.3192 to minimum of $0.0092, per $1,000 of Net Amount at Risk.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.0508 per $1,000 of Net Amount at Risk.

Current Charge	Monthly	$0.0275 per $1,000 of Net Amount at Risk.

Disability Waiver of Stipulated Premium Benefit

Cost of Insurance Charges 13

Current and Maximum Charges	Monthly	Maximum of $0.96 to minimum of $0.03 per $100 of the stipulated premium in the Policy.

First year charge for a representative non-tobacco male insured, age 45

Maximum and Current Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.

CashValue Enhancement Rider 14 :

Expense Charge

Maximum Charges	Monthly	Maximum of $0.605 to minimum of $0.20 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

Current Charges	Monthly	Maximum of $0.225 to minimum of $0.02 per $1,000 of Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non-tobacco male insured, age 45

Maximum Charges	Monthly	$0.360 per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

Current Charges	Monthly
$0.165 for Policy years 1 through 3 and $0.045 for Policy years 4 through 9. This charge is per $1,000 of original or increase in Specified Amount of insurance of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider for the first 9 Policy years.

GuaranteedOption to Increase Specified Amount Rider:

Cost of Insurance Charges 13

Current and Maximum Charges	Monthly	Maximum of $0.1967 to minimum of $0.0442 per $1,000 of the Specified Amount of this Rider.

First year charge for a representative non-tobacco male insured, age 45

Current and Maximum Charges	Monthly	$0.1133 per $1,000 of the Specified Amount of this Rider.

SupplementalTerm Insurance Rider: 17,18

Surrender Charge	When the Policy is surrendered within the first 9 Policy years or within the first 9 years following an increase in the term insurance benefit in the first five Policy years	The Surrender Charge for the Policy is modified for this Rider to include the term insurance benefit.

First year charge for a representative non-tobacco male insured, age 45		$21.50 per $1,000 of the term insurance benefit or decrease in this benefit all multiplied by the surrender factor of 100%.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance Charges 13

Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.0067 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charges	Monthly	Maximum of $41.67 to minimum of $0.004 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.2117 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Current Charge	Monthly	$0.1109 per $1,000 of Net Amount at Risk attributable to the term insurance benefit.

Expense Charge

Maximum Charge	Monthly
For the first 120 months following the Policy date or an increase in the term insurance benefit, the charges range from a maximum of $1.25 per $1,000 of the term insurance benefit or increase of the term insurance benefit to a minimum of $0.40 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly
For the first 60 months following the Policy date or an increase in the term insurance benefit, the charges range from a maximum of $1.104 per $1,000 of the term insurance benefit or increase of the term insurance benefit to a minimum of $0.132 per $1,000 of the term insurance benefit or increase of the term insurance benefit. After 60 months, the charge is zero.

Periodic Charges under the Policy Other than the Funds’ Annual Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

First year charge for a representative non-tobacco male insured, age 45

Maximum Charge	Monthly	$0.79 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

Current Charge	Monthly	$0.312 per $1,000 of the term insurance benefit or increase of the term insurance benefit.

5
The Cost of Insurance Charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.

6
The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.11 per $1,000 of initial Specified Amount of insurance to $0.92 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.06 per $1,000 of initial Specified Amount of insurance up to $0.46 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policies vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.

7
This charge is currently reduced to zero in all Policy years. See “What Are the Fees and Charges under the Policy? — Monthly Deductions — Mortality and Expense Risk Asset Charge” in this Prospectus for additional information about this charge.

8	The charge is currently reduced to $8.00.
9	The Asset Charge is assessed to help cover administrative and other expenses, including but not limited to the cost of hedging, associated with making available the Indexed Fixed Accounts.
10
You may borrow up to 99% of your Cash Surrender Value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from the Variable Investment Options and certain accounts in the Fixed Account Options on a pro-rata basis and is transferred to a Policy loan account, as collateral for the loan. See “What Is a Policy Loan?” in this Prospectus and “Appendix B” for additional information about Policy loans.

11	Net Interest Charge for a loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the Policy loan account.
12
The Traditional Loan account is guaranteed to earn interest at 2.00% during the first ten Policy years and 2.75% thereafter. On a guaranteed basis, the Net Interest Charge during the first ten Policy years is 1.00% and 0.25% thereafter. On a current basis, the Net Interest Charge during the first five Policy years is 1.00% and 0.00% thereafter.

13
The Cost of Insurance Charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The charges shown in the table may not be representative of the charge you would pay. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of the Policy will indicate the guaranteed maximum Cost of Insurance Charges for the Rider applicable to your Policy. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and Riders requested. The Net Amount at Risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current Policy Value allocated to the Rider. For additional information about the Riders, see “What Are the Supplemental Riders and Benefits That Are Available?” in this Prospectus.

14
This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Waiver of Surrender Charges Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.

15
If the Policy also has a Children’s Term Insurance Rider in addition to one of the Disability Waiver Riders, there will be an additional charge for the Disability Waiver Rider that is based on each per $1,000 of Specified Amount of the Children’s Term Insurance Rider. The current additional charge is between $0.0050 and $0.0242, and the maximum is between $0.0092 and $0.0408. If the Policy also has an Additional Insured Term Insurance Rider in addition to one of the Disability Waiver Riders, there will be an additional charge for the Disability Waiver Rider that is based on each per $1,000 of Specified Amount of the Additional Insured Term Insurance Rider. The current additional charge is between $0.0050 and $2.33, and the maximum is between $0.0083 and $3.2675.

16
The Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium) consists of two benefits, the Disability Waiver of Monthly Deductions plus the Disability Waiver of Stipulated Premium Benefit, and is therefore subject to two separate charges for the two benefits.

17
For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount segment, then to any segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit segment, and then to any segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.

18
The Surrender Charge premium takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Surrender Charge premiums for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge premium under a rider issued to an individual who is representative of individuals we insure. The Surrender Charge premium shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge for the Policy and rider. More detailed information concerning your Surrender Charge premium is available from our administrative offices upon request. For additional information on the Surrender Charge premiums, see “What are the Fees and Charges under the Policy? — Surrender Charge” in this Prospectus.

Insurance Cost, Description [Text Block]	Cost of Insurance Charges	[5]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.0067
Insurance Cost (of Face Amount), Maximum [Percent]	45.8333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.0049%
Insurance Cost, Footnotes [Text Block]	The Cost of Insurance Charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.
Annual Maintenance Fee, Description [Text Block]	Expense charge per $1,000 of Specified Amount 6	[6]
Annual Maintenance Fee, When Deducted [Text Block]	Monthly
Annual Maintenance Fee, Representative Investor [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Annual Maintenance Fee, Maximum [Dollars]	$ 1.15
Annual Maintenance Fee, Minimum [Dollars]	$ 0.35
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Asset Charge 7	[7]
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees, Maximum [Dollars]	$ 50,000
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.60%
Mortality And Expense Risk Fees (of Face Amount), Minimum [Percent]	0.30%
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Other Annual Expense, Maximum [Dollars]	$ 0.79
Other Annual Expense, Current [Dollars]	$ 0.312
Annual Portfolio Company Expenses [Table Text Block]
Funds’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses deducted from Fund assets. Fund expenses may be higher or lower in the future. You may pay these expenses periodically during the time that your Policy Value is invested in the Variable Investment Options. A complete list of the underlying Funds, including information concerning each underlying Fund’s fees and expenses, is contained in Appendix A at the back of this Prospectus.

Annual Fund Expenses 1	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.35%	1.33%
Net Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, after any expense reimbursement or fee waiver arrangements) 2	0.35%	1.33%

1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2022. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2022 expenses. We have not verified the accuracy of the information provided by Funds.

2
The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for the Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses through at least April 30, 2024.

Item 5. Principal Risks [Table Text Block]
S
UMMARY
OF
P
RINCIPAL
R
ISKS
OF
I
NVESTING
IN
THE
P
OLICY
Many benefits of the Diversified Advantage Variable Universal Life Insurance Policy have a corresponding risk, and both benefits and risks should be considered before you purchase a Policy. More complete and detailed information about these features is provided later in this Prospectus and in the SAI.

Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in an underlying Fund, and a comprehensive discussion of the investment risks of each of the underlying Funds may be found in the prospectus for each of the Funds.
Each underlying Fund has its own investment objective and investment strategy. The performance of each will vary, and some Funds are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Funds. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the underlying Fund carefully.
The value of your Policy may also be invested in Fixed Account Investment Options. Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account while your Policy Value remains there.
In addition, a variable life insurance policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.

Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time.
When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the no-lapse guarantee are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of Policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61 day grace period to make that payment. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.

A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Variable Investment Options earn less than the interest rate credited on the Policy loan account, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, Policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.

Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender Charges will apply during the first 9 Policy years and within 9 years of any increase in the Specified Amount. The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including Surrender Charges, partial surrender fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Accessing Policy Value through Policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.

Risk of an Increase in Fees and Expenses
Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal and state and local taxes (see “Are There Other Charges That Penn Mutual Could Deduct In The Future?”).
In addition, the operating expenses of the underlying Funds are not guaranteed and may increase (or decrease). Although some underlying Funds may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax, but may be subject to federal and state estate taxes. The section of this Prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law?” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy does not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the
Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond age 100; and (5) the possibility that the IRS may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy loan account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Policy owners. Potentially harmful transfer activity could result in reduced performance results for one or more Variable Investment Options, due to among other things:

•	fund management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

•	increased administrative and Fund brokerage expenses; and/or

•	dilution of the interests of long-term investors.
An underlying Fund may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep Policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Information Systems, Technology Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, Policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man-made disasters, hacking, criminal activity, pandemics, utility outages, geo-political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks. Cyberattacks may interfere with Policy transaction processing, or cause the release and/or destruction of

Policy owner or business information including the securities in which the underlying Funds invest, which may cause the underlying Funds to lose value. There can be no assurance that we, the underlying Funds or our service providers will avoid losses affecting Policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of Policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures and controls will be effective or successful.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
How Much Life Insurance Does the Policy Provide?
In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the Specified Amount of insurance. The minimum Specified Amount of insurance that you can purchase is $50,000 ($100,000 for issue ages 71 to 85). Insurance coverage under the Policy is effective on the Policy date after we accept the application, receive the initial premium payment, and all underwriting and administrative requirements have been met.
Death Benefit Options
When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan and any unpaid Policy charges. We offer two different types of death benefits payable under the Policy — Option 1 which is a level death benefit option and Option 2 which is an increasing death benefit option. You choose which one you want in the application. They are:

•	Option 1. The death benefit is the greater of (a) the Specified Amount of insurance, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.

•
Option 2.
The death benefit is the greater of (a) the Specified Amount of insurance plus
your Policy Value on the date of death, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.

For purposes of both death benefits, Policy Value includes amounts in the Variable Investment Options and/or the Fixed Account Options.

The “applicable percentages” depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains ages 96 through 120. For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics.
If the investment performance of the Variable Investment Options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the Policy Value.
Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the Policy Value will tend to be higher under Option 1 than under Option 2 for the same premium payments.
Death benefits are calculated based on values as of the date of death. We will ordinarily pay the death benefit within seven days after receipt at our office of all the documents required for completion of the transaction in good order.
Can I Change Insurance Coverage Under the Policy?
Change of Death Benefit Option
You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•	after the change, the Specified Amount of insurance must be at least equal to the minimum Specified Amount under your Policy; and

•	no change may be made in the first Policy year and no more than one change may be made in any Policy year.
Changes in the Specified Amount of Insurance
You may increase the Specified Amount of insurance, subject to the following conditions:

•	you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•	no change may be made in the first Policy year;

•	any increase in the Specified Amount must be at least $10,000; and

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.
You may decrease the Specified Amount of insurance, subject to the following conditions:

•	no change may be made in the first Policy year;

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•	no decrease may be made within one year of an increase in the Specified Amount;

•	any decrease in the Specified Amount of insurance must be at least $10,000 and the Specified Amount after the decrease must be at least equal to the minimum Specified Amount under your Policy; and

•	any decrease in the Specified Amount of insurance in the first five Policy years will be subject to a Surrender Charge.
Exchange of Policies
For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See “What Are the Supplemental Riders and Benefits That Are Available? — Supplemental Exchange Rider” in this Prospectus.
Consequences of Changing Insurance Coverage
See “How Is the Policy Treated Under Federal Income Tax Law?” in this Prospectus for information about possible tax consequences of changing your insurance coverage under the Policy.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Change of Death Benefit Option
You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•	after the change, the Specified Amount of insurance must be at least equal to the minimum Specified Amount under your Policy; and

•	no change may be made in the first Policy year and no more than one change may be made in any Policy year.
Changes in the Specified Amount of Insurance
You may increase the Specified Amount of insurance, subject to the following conditions:

•	you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•	no change may be made in the first Policy year;

•	any increase in the Specified Amount must be at least $10,000; and

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.
You may decrease the Specified Amount of insurance, subject to the following conditions:

•	no change may be made in the first Policy year;

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•	no decrease may be made within one year of an increase in the Specified Amount;

•	any decrease in the Specified Amount of insurance must be at least $10,000 and the Specified Amount after the decrease must be at least equal to the minimum Specified Amount under your Policy; and

•	any decrease in the Specified Amount of insurance in the first five Policy years will be subject to a Surrender Charge.

Charges and Contract Values, Note (N-6) [Text Block]
If the investment performance of the Variable Investment Options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the Policy Value.
Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the Policy Value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Item 11. Other Benefits Available (N-6) [Text Block]
In addition to the standard death benefit associated with your Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

AccidentalDeath Benefit Rider	Provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the Rider.	Optional. May be elected at any time.	• Not available for all Policies. • We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

•   No benefit is payable unless the accidental bodily injury was sustained after the Policy anniversary nearest to the insured’s 1st birthday and prior to the Policy anniversary nearest to the insured’s 70th birthday.
•   Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.

AdditionalInsured Term Insurance Rider	Provides term insurance on other persons in addition to the insured, in amounts specified in the Policy Specification in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.	• Additional insured must meet underwriting requirements.

Waiverof Surrender Charges Rider	Provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets.	Optional. May be elected only at the time the base Policy is issued.
•   Not for sale in individual markets.
•   If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to the insurance coverage provided under the Policy and all applicable Surrender Charges would resume.
•   Not available with the Cash Value Enhancement Rider.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

CashValue Enhancement Rider	Provides higher early-duration Cash Surrender Values for certain limited corporate market applications.	Optional.
•   Not available for sale in individual markets.
•   The Policy must be sponsored by or owned by a business, corporation, or a corporate trust.
•   The corporation must be at least a partial beneficiary.
•   A minimum of one life can be covered.
•   The Rider is terminated and the termination credit will not be applied if the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company.
•   Not available with the Waiver of Surrender Charges Rider.

Children’sTerm Insurance Rider	Provides term insurance on one or more children of the insured.	Optional. May be elected at any time.	• If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday.

DisabilityWaiver of Monthly Deduction Rider	Provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•   Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s 65th birthday.
•   Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

DisabilityCompletion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)	Provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon the total disability of the insured, as stated in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•   Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

GuaranteedOption to Increase Specified Amount Rider	Provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability.	Optional. May be elected only at the time the insured purchases the base Policy.
•   The option may be exercised under the Rider as of any of the regular option dates or as of any alternative option date.
•   Regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46.
•   Alternative option dates are the 90
th
day following marriage of the insured, live birth of a child of the insured or legal adoption by the insured of a child less than 18 years of age, subject to certain conditions.
•   The maximum issue age for this Rider is age 40.

SupplementalTerm Insurance Rider	Adds term insurance to the death benefit provided under the Policy.	Optional. May be elected only at the time the insured purchases the base Policy.	• Monthly Deductions include an expense charge applied to the amount of term insurance added to the Policy by the Rider.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
• Monthly Deductions will include a Cost of Insurance Charge for the term insurance added by the Rider.

SupplementalExchange Rider	Provides within one year following termination of a business relationship between the owner of the Policy and the insured, the Policy may be exchanged for a new Policy on the life of a new insured.	Standard for all corporate-owned Policies.
•   The new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged.
•   The new insured must submit satisfactory evidence of insurability.
•   The Policy to be exchanged must be in force and not in a grace period.
•   The owner must make premium payments under the new Policy to keep it in force at least two months.
•   Owner must surrender all rights in the Policy to be exchanged.

OverloanProtection Rider	Allows the Policy owner to access the cash value from the Policy, while providing the holder with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%.	Optional. May be elected at any time.
•   Insured’s attained age must be 75 or older.
•   Policy must be in force for a minimum for 15 years.
•   Non-taxable withdrawals must equal the total premiums paid.
•   Subject to a one-time charge of 3.50% of the Policy Value, which is imposed when the Rider is exercised.
•   Certain changes are made to the Policy as a result of the benefit being exercised.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

AcceleratedDeath Benefit Rider	Provides the insured access to a portion of death benefit while the insured is living.	Standard.
•   Amount of death benefit proceeds the insured can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. Such limits may vary depending upon the state.
•   Insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectance of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.
•   Electing this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.

ChronicIllness Accelerated Benefit Rider	Provides access to a portion of the death benefit while the insured is living if the insured is certified with a chronic illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000 as long as the insured meets our underwriting requirements.
•   Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•   Limits apply to the accelerated benefit payments.
•   Chronic illness is defined in the Rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).
•   Chronic illness must be certified by a licensed health care professional (not the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
insured, owner, or beneficiary or a relative of any of them). • Upon each accelerated benefit payment, the death benefit will be reduced by an amount greater than the payment amount.

VariableDollar Cost Averaging Account
Automatically makes monthly transfers from the money market investment option to one or more of the other Variable Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options.
		Optional.	• Requires that at least $600 be allocated to the Variable Dollar Cost Averaging Account. • The amount transferred each month must be at least $25. • Does not guarantee a profit or prevent a loss.

FixedDollar Cost Averaging Account
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options you select.
		Optional .	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account. • The amount transferred each month must be at least $25. • Does not guarantee a profit or prevent a loss.

AssetRebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional.	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss.

Accidental Death Benefit Rider
This Rider provides an additional death benefit if the insured’s death results from accidental causes as defined in the Rider. This Rider is not available for all Policies. The cost of insurance rates for this Rider are based on the age, gender and rating of the insured.
The Accidental Death Benefit will be payable upon our receipt of due proof that:

(a)	the insured has died due to an accidental bodily injury that occurred while this Rider was in force;

(b)	the accidental death occurred within 180 days following the date of the accidental bodily injury;

(c)	the accidental bodily injury was sustained prior to the anniversary of this Policy which is nearest to the insured’s 70th birthday; and

(d)	if this Rider was issued prior to the insured’s first birthday, the accidental bodily injury was sustained on or after the anniversary of this Policy which is nearest to the insured’s first birthday.
Accidental bodily injury means an injury sustained by the insured which is a direct result of an accident, independent of disease or bodily or mental illness or infirmity or any other cause, and which occurs while the Rider is in force.
The Accidental Death Benefit will not be payable if the death of the insured is the result, directly or indirectly, of certain types of excluded accidents, including:

•	disease or infirmity of mind or body, or medical or surgical treatment for such disease or infirmity;

•	an infection not occurring as a direct result or consequence of the accidental bodily injury;

•	the voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;

•	intoxication as defined by the jurisdiction where the accident occurred;

•	certain risky recreational activities, including bungee jumping, rock or mountain climbing, hang gliding, and skydiving;

•	suicide, or intentionally self-inflicted injury, of the insured, while sane or insane;

•	the commission or attempted commission by the insured of a felony or other participation in an illegal occupation or activity;

•	travel or flight in or descent from an aircraft of any kind while the insured is a pilot, officer or member of the crew of the aircraft;

•	war or act of war, or other special hazards incident to service in the military, naval or air forces of any country.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $200,000 Accidental Death Benefit coverage. If the insured dies due to an accidental death, the total death benefit would be $700,000. If the insured dies due to natural causes, then the death benefit would be $500,000.

Additional Insured Term Insurance Rider
This Rider provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a permanent life policy without evidence of insurability.
Under the Rider, we will deduct the Cost of Insurance Charges from the cash value of the Policy, and a separate charge based on the Specified Amount for each additional insured during the first twelve months of the Rider. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Rider can be elected at any time, as long as the additional insured meets our underwriting requirements. The benefits provided under the Rider are subject to all of the provisions in the Rider.
Example
: Assume you have purchased the Policy and elected insurance coverage for yourself for $500,000 and added the Additional Insured Term Insurance Rider to cover your spouse for $250,000. If your spouse died, the Additional Insured Term Insurance Rider would provide for a $250,000 insurance payment as a result of your spouse’s death.
Waiver of Surrender Charges Rider
This Rider provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all Surrender Charges. Under this Rider, during the first nine Policy years we deduct a monthly charge based on the original Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) and a monthly charge based on increases in the Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) during the first nine Policy years after the increase. The charge varies based on the insured’s rate class, issue age, and gender (if applicable). Decreases in coverage do not affect the charge for this Rider. The charge will continue to be applied based on the higher original and/or increased Specified Amount. This charge will be included in the no-lapse premium calculation. If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to insurance coverages provided under the Policy and all applicable Surrender Charges would resume. You may add this Rider to your base Policy only at the time you purchase your Policy. The benefits provided under the Rider are subject to all provisions of the Rider. This Rider is not available with the Cash Value Enhancement Rider.
Example
: Assume a 45-year-old purchased the Policy with a $500,000 Specified Amount and elected the Waiver of Surrender Charges. If you subsequently surrendered your Policy at the end of the 3rd Policy year and the conditions of the Rider have been met, the Surrender Charge of $10,535.00 would be waived.
Cash Value Enhancement Rider
This Rider will provide higher early-duration Cash Surrender Values for certain limited corporate market applications and will not be available for sale in the individual markets. The higher Cash Surrender Values will be accomplished through a “termination credit” during the first nine Policy years while the Rider is in force.
There are several limits to the use of this Rider. The Policy must be sponsored by or owned by a business, a corporation, or a corporate trust. The corporation must be at least a partial beneficiary. If the Policy is in support of a corporate-sponsored non-qualified deferred compensation plan, a corporate board resolution authorizing the plan or a copy of the plan document must be included with the Policy application. A minimum of one life can be covered. If the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company, the Rider is terminated and the termination credit will not be applied.
The Monthly Deduction for this Rider is a monthly administrative Expense Charge per $1,000 of Specified Amount assessed against the initial Specified Amount of the Policy and any initial Supplemental
Term Insurance during each of the first nine Policy years. The deduction varies based on the insured’s rate class, issue age, and gender (if applicable). This Rider is not available with the Waiver of Surrender Charges Rider.
Example
: Assume a 45-year-old purchased the Policy and elected the Cash Value Enhancement Rider. If you subsequently surrendered your Policy at the end of the 3rd Policy year and the conditions of the Rider have been met, the Net Cash Surrender Value would be modified to include a termination credit as follows:
Additional assumptions:

•	$500,000 Specified Amount

•	$50,000 Net Cash Surrender Value (prior to the termination credit)

•	$9,000 Total accumulated Monthly Deductions through year 3

•	75% termination factor

•	$10,535 Surrender Charge
termination credit = Surrender Charge + termination factor * total accumulated Monthly Deductions = $10,535 + 75% * $9,000 = $17,285.
Net Cash Surrender Value = Net Cash Surrender Value (prior to the termination credit) + termination credit = $50,000 + $17,285 = $67,285
Children’s Term Insurance Rider
This Rider provides term insurance on one or more children of the insured of the Policy in amounts described in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Rider may be converted without evidence of insurability to a new life insurance policy.
Under the Rider, we will deduct a Cost of Insurance Charge. The Cost of Insurance Charge is a flat monthly charge based on the Rider Specified Amount without regard to the number of children, their ages, or gender. This Rider can be elected at any time. The benefits provided by the Rider are subject to the provisions in the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $25,000 of Children’s Term Insurance coverage on each of two of his children. If one of the children dies, the Rider would pay the Policy owner a $25,000 benefit; the Policy would continue in force.
Disability Waiver of Monthly Deduction Rider
This Rider provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured. The Cost of Insurance Charge for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s sixty-fifth birthday. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This Rider will terminate upon the anniversary of the Policy, which is nearest to the insured’s sixty-fifth birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured which began prior to that anniversary. The benefits provided under this Rider are subject to the provisions of the Rider.

Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Waiver of Monthly Deductions Rider. If the insured becomes totally disabled at age 55, the Policy Monthly Deductions will be waived as long as the disability continues
.
Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
This Rider provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the Monthly Deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates are based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Completion Benefit Rider. If the insured becomes totally disabled at age 55, the Monthly Deductions will be waived and we will pay the insured the stipulated premium as long as the disability continues.
Guaranteed Option to Increase Specified Amount Rider
This Rider provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The Cost of Insurance Charge for the Rider is based on the issue age, gender and rate class of the insured. The cost of insurance rates for this Rider, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Rider to your base Policy only at the time you purchase your Policy. The maximum issue age for this Rider is age 40. This option is subject to the provisions in the Rider.
Example
: If a Policy owner purchases the Policy at age 30 with insurance coverage of $500,000, the owner may exercise the option to increase the coverage to $750,000 at age 40, without being required to provide any additional evidence of insurability at age 40.
Supplemental Term Insurance Rider
This Rider adds term insurance to the death benefit provided under the Policy. The Rider modifies the death benefit options (as provided in the Policy) as follows.
Option 1
.
The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Rider, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Option 2
.
The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Rider and the Policy Value on the date of the insured’s death, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Additional information on the death benefit options may be found under “How Much Life Insurance Does the Policy Provide?” in this Prospectus.
The amount of term insurance added by the Rider may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.

The Monthly Deductions under the Policy include an expense charge applied to the amount of term insurance added to the Policy by the Rider. The expense charge will not exceed the maximum charges shown in the Policy.
The Monthly Deductions under the Policy will include a Cost of Insurance Charge for the term insurance added by the Rider. The cost of insurance rates for the term insurance will not exceed those shown for the Rider in the Additional Policy Specifications in the Policy.
The Surrender Charges under the Policy will also include a Surrender Charge for the term insurance added by the Rider. The Surrender Charge premium will be increased by the amount of the term insurance added by the Rider multiplied by the unit Surrender Charge premium at the issue age, gender and rate class of the insured.
After the later of the insured reaching attained age 35 and the completion of the 10th Policy year, we will credit a supplemental term insurance Policy Value enhancement on future monthly Policy anniversaries. The amount of the enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.15% multiplied by (a), multiplied by (b), and divided by (c), where;

(a)	is the current value in the applicable account;

(b)	is the term insurance benefit; and

(c)	is the sum of the term insurance benefit and the Specified Amount of the Policy.
For every account except the Traditional Loan account, the supplemental term insurance Policy Value enhancement (STI PVE) is based on the current value in each account. For the Traditional Loan account the STI PVE is based on the current value decreased by any Policy loan in the Traditional Loan account. The STI PVE will be applied on a pro-rata basis in proportion to these values.
It may be to your economic advantage to add life insurance protection to the Policy through the Rider. The total current charges that you pay for your insurance beyond the fifth Policy year will be less with term insurance added by the Rider since the current expense charges for the Rider are zero after the fifth Policy year. The current expense charges for the Policy are reduced in Policy year 6 and then remain level through Policy year 10. It also should be noted, however, that the total current charges in the first five Policy years under the Policy will be higher with a portion of the insurance added by the Rider than they would be if all of the insurance were provided under the base Policy. The guaranteed expense charges are higher for the Rider than for the Policy. Therefore, if the current charges for the Rider increase, it may not be to your economic advantage to add term insurance protection under the Rider.
You may add this Rider to your base Policy only at the time you purchase your Policy.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and the Supplemental Term Insurance Benefit Rider with a term insurance benefit of $500,000. If the insured dies, the basic death benefit of the Policy will be adjusted to include both the Specified Amount and the term insurance benefit.
Supplemental Exchange Rider
The Rider provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Rider, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Rider is automatically added to corporate-owned Policies.

Example
: If a corporation purchased a Policy on a 45-year-old male non-smoker who is an employee of the corporation and the individual ceases to be employed with the corporation, the corporation may exchange the Policy for a Policy with the same Net Policy Value and Specified Amount on a 50-year-old female non-smoker employed by the corporation
.
Overloan Protection Benefit Rider
This Rider allows the Policy owner to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%. The Rider is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid. If the conditions of the Rider are satisfied, the Policy will automatically become a reduced paid-up life insurance policy. The Rider is subject to a one-time charge equal to 3.50% of the Policy Value, which is imposed when the benefit is exercised.
The new death benefit will equal the greater of:

•	The Specified Amount of the paid-up life insurance which equals the applicable percentage of the Policy Value adjusted for the one-time charge; or

•	The applicable percentage of the greater of the Policy Value or the outstanding Policy Debt.
The applicable percentage is described in the “How Much Life Insurance Does the Policy Provide?” section of the Prospectus.
Certain changes are made to the Policy as a result of the benefit being exercised, including

•	the transfer of all values not in the Traditional Fixed Account to the Traditional Fixed Account, which will then be credited with interest;

•	if the Policy has an increasing death benefit option, it will be changed to the level death benefit option;

•	if the current loan option is the Indexed Loan option it will be changed to the Traditional Loan option;

•	all supplemental riders attached to the Policy will be terminated;

•	no additional premium payments, partial withdrawals or Policy loans will be allowed; and

•	no further changes may be made to the Policy.
This Rider can be elected at any time. The benefit provided under the Rider is subject to the provisions of the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount). At age 75, the Policy Value is $333,664 and the outstanding loan balance is $326,318, which is greater than 96% of the Policy Value. The trigger of overloan causes the following to occur:

(1)	A withdrawal of $150,000 (the remaining basis) is taken with a withdrawal charge of $25 assessed.

(2)	A Rider charge of $6,427 is assessed.

(3)	The Specified Amount of the Policy is reduced to $186,072.

(4)	Lapses are prevented on the Policy.

Accelerated Death Benefit Rider
The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

•	The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.

•
The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.
The amount you access under this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.
The Accelerated Death Benefit Rider is automatically added to all base Policies with a face amount greater than $50,000. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of Policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest charges on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount). If at age 75 the insured is diagnosed with a terminal illness (by the definition in the Rider), then the insured can access up to $250,000 of the death benefit.
Chronic Illness Accelerated Benefit Rider
The Chronic Illness Accelerated Benefit Rider provides the owner access to a portion of the death benefit when the insured has been certified with a “Chronic Illness” by a licensed health care practitioner. The licensed health care practitioner must also certify that continuous care in an eligible facility or at home is expected to be required for the remainder of the insured’s life when the insured has a Chronic Illness. Death benefits and Policy Values will be reduced if an accelerated benefit is paid. The following provisions apply:

•
The Policy owner may request the payment of the accelerated benefit payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly, provided that for Policies issued in Florida prior to January 1, 2020 the accelerated benefit payment is available only once under this Rider. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the Rider is terminated. No more than 12 accelerated benefit payments will be paid in a 12 month period. The accelerated benefit payment must first be used to repay a pro rata share of any outstanding Policy Debt.

•	Penn Mutual will limit the accelerated benefit payment such that:

•	The Policy is not disqualified as life insurance according to the Code;

•
The accelerated benefit payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•
The maximum total amount of accelerated benefit payments in a 12 month period, for all Policies or Riders under which the insured is covered with the Company, will not exceed the least of 24% of the eligible amount, $240,000, or the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Code. The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from coverages not with Penn Mutual and reimbursements of costs for qualified long-term care services through insurance or otherwise. Accelerated benefit payments are determined after taking into account all other coverage and reimbursements;

•	The maximum total amount of accelerated benefit payments during the life of the insured, for all Policies or Riders under which the insured is covered with Penn Mutual, will not exceed $5,000,000; and

•	The death benefit remaining after an accelerated benefit payment is not less than $50,000.

•	Chronic Illness means that the insured has been certified by a licensed health care practitioner within the last 12 months as:

•
Being unable to perform at least two activities of daily living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 days (which must be consecutive, except in California); or

•
Requiring substantial supervision by another person for a period of at least 90 days (which must be consecutive, except in California) to protect the insured from threats to health and safety due to severe cognitive impairment.

•	Severe cognitive Impairment means deterioration or loss in intellectual capacity that is:

(1)	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and

(2)	Measured by clinical evidence and standardized tests which reliably measure impairment in:

(a)	Short term or long term memory;

(b)	Orientation to people, places, or time; and

(c)	Deductive or abstract reasoning.

•
For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, Penn Mutual must receive written certification from a licensed health care practitioner that the insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the Internal Revenue Service and Penn Mutual. The licensed health care practitioner shall not be the insured, owner, beneficiary, or a relative thereof. Penn Mutual reserves the right to obtain at any time an additional opinion of the insured’s condition from a licensed health care practitioner at Penn Mutual’s expense. Should this opinion differ from that of the insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the owner and Penn Mutual.

The Chronic Illness Accelerated Benefit Rider can be added to the Policy after issue subject to Penn Mutual restrictions.
For more information contact your Penn Mutual financial professional or call our office.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and there is no outstanding Policy loan. At age 75 the insured is diagnosed as being chronically ill (by the definition in the Rider), and requests to access a $50,000 accelerated benefit payment. Further assuming an accelerated benefit payment interest rate of 3.40% and that the death benefit is currently equal to the Specified Amount, the Specified Amount will be reduced to $440,908.
Variable Dollar Cost Averaging Account
This program automatically makes monthly transfers from the money market investment option to one or more of the other Variable Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options. If you wish to make transfers into an Indexed Fixed Account, money will be transferred into the Holding Fixed Account until the next monthly Policy anniversary, when it will then be allocated into the Indexed Fixed Account. You choose the Investment Options and the Indexed Fixed Accounts, and the dollar amount of the transfers. You may dollar cost average from the money market investment option for up to 60 months. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to Investment Options and Indexed Fixed Accounts over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. The minimum amount that can be allocated to the dollar cost averaging program is $600 and the amount transferred each month must be at least $25. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.
Example
: Assume that you were to allocate $2,400 of a premium payment into the dollar cost averaging program and that you elected a dollar cost averaging period of one year, with the transfers from the Money Market Subaccount to be allocated as 50% of the Quality Bond Subaccount and 50% to the Large Cap Growth Subaccount. Then on each monthly anniversary for the next year, $100 would be transferred to each of the two Variable Investment Options you selected. At the end of the year, you would have invested $1,200 in the Quality Bond Subaccount and $1,200 in the Large Cap Growth Subaccount.
Fixed Dollar Cost Averaging Account
This program allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options. The minimum amount that can be allocated to the Fixed Dollar Cost Averaging Account is $600 and the amount transferred each month must be at least $25. Amounts may be allocated to the account at any time. The amount you allocate to the Fixed Dollar Cost Averaging Account will earn interest for a twelve month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the twelve month cycle (or the next following business day if the monthly anniversary is not a business day), an amount is transferred from the account to the Investment Options and Indexed Fixed Accounts that you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other Investment Options and Indexed Fixed Accounts based upon your instructions.
The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.
No
more than one dollar cost averaging program may be in effect at any one time.
Example
: Assume that you were to allocate $2,400 of a premium payment into the fixed dollar cost averaging program and that you selected the transfers from the fixed dollar cost averaging to be allocated as 50% to the Quality Bond Subaccount and 50% to the Large Cap Growth Subaccount. Then on the next 11 monthly anniversaries, $100 would be transferred to each of the two Funds you selected. On the 12th monthly anniversary, the remaining balance in the Fixed Dollar Cost Averaging Account, including all interest earned, would
be transferred to the two selected Funds in equal measure.
Asset Rebalancing
This program automatically reallocates your Policy Value among Variable Investment Options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your Policy Value among the Variable Investment Options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a Variable Investment Option with relatively higher investment performance to one with relatively lower investment performance. The minimum Policy Value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your Policy Value in either of the dollar cost averaging accounts will not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. All of the Fixed Account Options are ineligible for the asset rebalancing program.
Example
: Assume that you were to request the asset rebalancing program with a 50% allocation in the Quality Bond Subaccount and 50% in the Large Cap Growth Subaccount. Also assume that at the next quarterly rebalancing date, the amounts in the Variable Account Options were $6,000 in the Large Cap Growth Subaccount and $4,000 in the Quality Bond Subaccount representing a 60%/40% split. At that time, $1,000 of units in the Large Cap Growth Subaccount would be sold and $1,000 of Quality Bond Subaccount units would be purchased to rebalance your portfolio to achieve 50%/50% allocation you selected.
Additional Information
This Prospectus provides basic information that you should know before purchasing the Policy or the riders, including all material rights and obligations under the Policy and riders. With respect to any questions regarding the rules and limitations applicable to these supplemental riders, please ask your authorized Penn Mutual financial professional for further information or contact our office.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

AccidentalDeath Benefit Rider	Provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the Rider.	Optional. May be elected at any time.	• Not available for all Policies. • We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

•   No benefit is payable unless the accidental bodily injury was sustained after the Policy anniversary nearest to the insured’s 1st birthday and prior to the Policy anniversary nearest to the insured’s 70th birthday.
•   Certain exclusions apply, including death resulting directly or indirectly from risky activities (such as bungee jumping and skydiving), disease, infection, intoxication, illegal drugs, crimes, illegal occupation, suicide, etc.

AdditionalInsured Term Insurance Rider	Provides term insurance on other persons in addition to the insured, in amounts specified in the Policy Specification in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.	• Additional insured must meet underwriting requirements.

Waiverof Surrender Charges Rider	Provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets.	Optional. May be elected only at the time the base Policy is issued.
•   Not for sale in individual markets.
•   If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to the insurance coverage provided under the Policy and all applicable Surrender Charges would resume.
•   Not available with the Cash Value Enhancement Rider.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

CashValue Enhancement Rider	Provides higher early-duration Cash Surrender Values for certain limited corporate market applications.	Optional.
•   Not available for sale in individual markets.
•   The Policy must be sponsored by or owned by a business, corporation, or a corporate trust.
•   The corporation must be at least a partial beneficiary.
•   A minimum of one life can be covered.
•   The Rider is terminated and the termination credit will not be applied if the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company.
•   Not available with the Waiver of Surrender Charges Rider.

Children’sTerm Insurance Rider	Provides term insurance on one or more children of the insured.	Optional. May be elected at any time.	• If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday.

DisabilityWaiver of Monthly Deduction Rider	Provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•   Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s 65th birthday.
•   Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

DisabilityCompletion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)	Provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon the total disability of the insured, as stated in the Policy.	Optional. May be elected at any time, as long as the insured meets our underwriting requirements.
•   Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.

GuaranteedOption to Increase Specified Amount Rider	Provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability.	Optional. May be elected only at the time the insured purchases the base Policy.
•   The option may be exercised under the Rider as of any of the regular option dates or as of any alternative option date.
•   Regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46.
•   Alternative option dates are the 90
th
day following marriage of the insured, live birth of a child of the insured or legal adoption by the insured of a child less than 18 years of age, subject to certain conditions.
•   The maximum issue age for this Rider is age 40.

SupplementalTerm Insurance Rider	Adds term insurance to the death benefit provided under the Policy.	Optional. May be elected only at the time the insured purchases the base Policy.	• Monthly Deductions include an expense charge applied to the amount of term insurance added to the Policy by the Rider.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
• Monthly Deductions will include a Cost of Insurance Charge for the term insurance added by the Rider.

SupplementalExchange Rider	Provides within one year following termination of a business relationship between the owner of the Policy and the insured, the Policy may be exchanged for a new Policy on the life of a new insured.	Standard for all corporate-owned Policies.
•   The new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged.
•   The new insured must submit satisfactory evidence of insurability.
•   The Policy to be exchanged must be in force and not in a grace period.
•   The owner must make premium payments under the new Policy to keep it in force at least two months.
•   Owner must surrender all rights in the Policy to be exchanged.

OverloanProtection Rider	Allows the Policy owner to access the cash value from the Policy, while providing the holder with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%.	Optional. May be elected at any time.
•   Insured’s attained age must be 75 or older.
•   Policy must be in force for a minimum for 15 years.
•   Non-taxable withdrawals must equal the total premiums paid.
•   Subject to a one-time charge of 3.50% of the Policy Value, which is imposed when the Rider is exercised.
•   Certain changes are made to the Policy as a result of the benefit being exercised.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

AcceleratedDeath Benefit Rider	Provides the insured access to a portion of death benefit while the insured is living.	Standard.
•   Amount of death benefit proceeds the insured can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. Such limits may vary depending upon the state.
•   Insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectance of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.
•   Electing this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.

ChronicIllness Accelerated Benefit Rider	Provides access to a portion of the death benefit while the insured is living if the insured is certified with a chronic illness.	Standard for Policies with a Specified Amount greater than $50,000 and a maximum amount of $10,000,000 as long as the insured meets our underwriting requirements.
•   Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•   Limits apply to the accelerated benefit payments.
•   Chronic illness is defined in the Rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).
•   Chronic illness must be certified by a licensed health care professional (not the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
insured, owner, or beneficiary or a relative of any of them). • Upon each accelerated benefit payment, the death benefit will be reduced by an amount greater than the payment amount.

VariableDollar Cost Averaging Account
Automatically makes monthly transfers from the money market investment option to one or more of the other Variable Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options.
		Optional.	• Requires that at least $600 be allocated to the Variable Dollar Cost Averaging Account. • The amount transferred each month must be at least $25. • Does not guarantee a profit or prevent a loss.

FixedDollar Cost Averaging Account
Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options you select.
		Optional .	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account. • The amount transferred each month must be at least $25. • Does not guarantee a profit or prevent a loss.

AssetRebalancing	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.	Optional.	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss.

Benefits Description [Table Text Block]
Accidental Death Benefit Rider
This Rider provides an additional death benefit if the insured’s death results from accidental causes as defined in the Rider. This Rider is not available for all Policies. The cost of insurance rates for this Rider are based on the age, gender and rating of the insured.
The Accidental Death Benefit will be payable upon our receipt of due proof that:

(a)	the insured has died due to an accidental bodily injury that occurred while this Rider was in force;

(b)	the accidental death occurred within 180 days following the date of the accidental bodily injury;

(c)	the accidental bodily injury was sustained prior to the anniversary of this Policy which is nearest to the insured’s 70th birthday; and

(d)	if this Rider was issued prior to the insured’s first birthday, the accidental bodily injury was sustained on or after the anniversary of this Policy which is nearest to the insured’s first birthday.
Accidental bodily injury means an injury sustained by the insured which is a direct result of an accident, independent of disease or bodily or mental illness or infirmity or any other cause, and which occurs while the Rider is in force.
The Accidental Death Benefit will not be payable if the death of the insured is the result, directly or indirectly, of certain types of excluded accidents, including:

•	disease or infirmity of mind or body, or medical or surgical treatment for such disease or infirmity;

•	an infection not occurring as a direct result or consequence of the accidental bodily injury;

•	the voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;

•	intoxication as defined by the jurisdiction where the accident occurred;

•	certain risky recreational activities, including bungee jumping, rock or mountain climbing, hang gliding, and skydiving;

•	suicide, or intentionally self-inflicted injury, of the insured, while sane or insane;

•	the commission or attempted commission by the insured of a felony or other participation in an illegal occupation or activity;

•	travel or flight in or descent from an aircraft of any kind while the insured is a pilot, officer or member of the crew of the aircraft;

•	war or act of war, or other special hazards incident to service in the military, naval or air forces of any country.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $200,000 Accidental Death Benefit coverage. If the insured dies due to an accidental death, the total death benefit would be $700,000. If the insured dies due to natural causes, then the death benefit would be $500,000.

Additional Insured Term Insurance Rider
This Rider provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a permanent life policy without evidence of insurability.
Under the Rider, we will deduct the Cost of Insurance Charges from the cash value of the Policy, and a separate charge based on the Specified Amount for each additional insured during the first twelve months of the Rider. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Rider can be elected at any time, as long as the additional insured meets our underwriting requirements. The benefits provided under the Rider are subject to all of the provisions in the Rider.
Example
: Assume you have purchased the Policy and elected insurance coverage for yourself for $500,000 and added the Additional Insured Term Insurance Rider to cover your spouse for $250,000. If your spouse died, the Additional Insured Term Insurance Rider would provide for a $250,000 insurance payment as a result of your spouse’s death.
Waiver of Surrender Charges Rider
This Rider provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all Surrender Charges. Under this Rider, during the first nine Policy years we deduct a monthly charge based on the original Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) and a monthly charge based on increases in the Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) during the first nine Policy years after the increase. The charge varies based on the insured’s rate class, issue age, and gender (if applicable). Decreases in coverage do not affect the charge for this Rider. The charge will continue to be applied based on the higher original and/or increased Specified Amount. This charge will be included in the no-lapse premium calculation. If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to insurance coverages provided under the Policy and all applicable Surrender Charges would resume. You may add this Rider to your base Policy only at the time you purchase your Policy. The benefits provided under the Rider are subject to all provisions of the Rider. This Rider is not available with the Cash Value Enhancement Rider.
Example
: Assume a 45-year-old purchased the Policy with a $500,000 Specified Amount and elected the Waiver of Surrender Charges. If you subsequently surrendered your Policy at the end of the 3rd Policy year and the conditions of the Rider have been met, the Surrender Charge of $10,535.00 would be waived.
Cash Value Enhancement Rider
This Rider will provide higher early-duration Cash Surrender Values for certain limited corporate market applications and will not be available for sale in the individual markets. The higher Cash Surrender Values will be accomplished through a “termination credit” during the first nine Policy years while the Rider is in force.
There are several limits to the use of this Rider. The Policy must be sponsored by or owned by a business, a corporation, or a corporate trust. The corporation must be at least a partial beneficiary. If the Policy is in support of a corporate-sponsored non-qualified deferred compensation plan, a corporate board resolution authorizing the plan or a copy of the plan document must be included with the Policy application. A minimum of one life can be covered. If the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company, the Rider is terminated and the termination credit will not be applied.
The Monthly Deduction for this Rider is a monthly administrative Expense Charge per $1,000 of Specified Amount assessed against the initial Specified Amount of the Policy and any initial Supplemental
Term Insurance during each of the first nine Policy years. The deduction varies based on the insured’s rate class, issue age, and gender (if applicable). This Rider is not available with the Waiver of Surrender Charges Rider.
Example
: Assume a 45-year-old purchased the Policy and elected the Cash Value Enhancement Rider. If you subsequently surrendered your Policy at the end of the 3rd Policy year and the conditions of the Rider have been met, the Net Cash Surrender Value would be modified to include a termination credit as follows:
Additional assumptions:

•	$500,000 Specified Amount

•	$50,000 Net Cash Surrender Value (prior to the termination credit)

•	$9,000 Total accumulated Monthly Deductions through year 3

•	75% termination factor

•	$10,535 Surrender Charge
termination credit = Surrender Charge + termination factor * total accumulated Monthly Deductions = $10,535 + 75% * $9,000 = $17,285.
Net Cash Surrender Value = Net Cash Surrender Value (prior to the termination credit) + termination credit = $50,000 + $17,285 = $67,285
Children’s Term Insurance Rider
This Rider provides term insurance on one or more children of the insured of the Policy in amounts described in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Rider may be converted without evidence of insurability to a new life insurance policy.
Under the Rider, we will deduct a Cost of Insurance Charge. The Cost of Insurance Charge is a flat monthly charge based on the Rider Specified Amount without regard to the number of children, their ages, or gender. This Rider can be elected at any time. The benefits provided by the Rider are subject to the provisions in the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $25,000 of Children’s Term Insurance coverage on each of two of his children. If one of the children dies, the Rider would pay the Policy owner a $25,000 benefit; the Policy would continue in force.
Disability Waiver of Monthly Deduction Rider
This Rider provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured. The Cost of Insurance Charge for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s sixty-fifth birthday. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This Rider will terminate upon the anniversary of the Policy, which is nearest to the insured’s sixty-fifth birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured which began prior to that anniversary. The benefits provided under this Rider are subject to the provisions of the Rider.

Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Waiver of Monthly Deductions Rider. If the insured becomes totally disabled at age 55, the Policy Monthly Deductions will be waived as long as the disability continues
.
Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
This Rider provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the Monthly Deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates are based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Completion Benefit Rider. If the insured becomes totally disabled at age 55, the Monthly Deductions will be waived and we will pay the insured the stipulated premium as long as the disability continues.
Guaranteed Option to Increase Specified Amount Rider
This Rider provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The Cost of Insurance Charge for the Rider is based on the issue age, gender and rate class of the insured. The cost of insurance rates for this Rider, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Rider to your base Policy only at the time you purchase your Policy. The maximum issue age for this Rider is age 40. This option is subject to the provisions in the Rider.
Example
: If a Policy owner purchases the Policy at age 30 with insurance coverage of $500,000, the owner may exercise the option to increase the coverage to $750,000 at age 40, without being required to provide any additional evidence of insurability at age 40.
Supplemental Term Insurance Rider
This Rider adds term insurance to the death benefit provided under the Policy. The Rider modifies the death benefit options (as provided in the Policy) as follows.
Option 1
.
The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Rider, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Option 2
.
The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Rider and the Policy Value on the date of the insured’s death, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Additional information on the death benefit options may be found under “How Much Life Insurance Does the Policy Provide?” in this Prospectus.
The amount of term insurance added by the Rider may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.

The Monthly Deductions under the Policy include an expense charge applied to the amount of term insurance added to the Policy by the Rider. The expense charge will not exceed the maximum charges shown in the Policy.
The Monthly Deductions under the Policy will include a Cost of Insurance Charge for the term insurance added by the Rider. The cost of insurance rates for the term insurance will not exceed those shown for the Rider in the Additional Policy Specifications in the Policy.
The Surrender Charges under the Policy will also include a Surrender Charge for the term insurance added by the Rider. The Surrender Charge premium will be increased by the amount of the term insurance added by the Rider multiplied by the unit Surrender Charge premium at the issue age, gender and rate class of the insured.
After the later of the insured reaching attained age 35 and the completion of the 10th Policy year, we will credit a supplemental term insurance Policy Value enhancement on future monthly Policy anniversaries. The amount of the enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.15% multiplied by (a), multiplied by (b), and divided by (c), where;

(a)	is the current value in the applicable account;

(b)	is the term insurance benefit; and

(c)	is the sum of the term insurance benefit and the Specified Amount of the Policy.
For every account except the Traditional Loan account, the supplemental term insurance Policy Value enhancement (STI PVE) is based on the current value in each account. For the Traditional Loan account the STI PVE is based on the current value decreased by any Policy loan in the Traditional Loan account. The STI PVE will be applied on a pro-rata basis in proportion to these values.
It may be to your economic advantage to add life insurance protection to the Policy through the Rider. The total current charges that you pay for your insurance beyond the fifth Policy year will be less with term insurance added by the Rider since the current expense charges for the Rider are zero after the fifth Policy year. The current expense charges for the Policy are reduced in Policy year 6 and then remain level through Policy year 10. It also should be noted, however, that the total current charges in the first five Policy years under the Policy will be higher with a portion of the insurance added by the Rider than they would be if all of the insurance were provided under the base Policy. The guaranteed expense charges are higher for the Rider than for the Policy. Therefore, if the current charges for the Rider increase, it may not be to your economic advantage to add term insurance protection under the Rider.
You may add this Rider to your base Policy only at the time you purchase your Policy.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and the Supplemental Term Insurance Benefit Rider with a term insurance benefit of $500,000. If the insured dies, the basic death benefit of the Policy will be adjusted to include both the Specified Amount and the term insurance benefit.
Supplemental Exchange Rider
The Rider provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Rider, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Rider is automatically added to corporate-owned Policies.

Example
: If a corporation purchased a Policy on a 45-year-old male non-smoker who is an employee of the corporation and the individual ceases to be employed with the corporation, the corporation may exchange the Policy for a Policy with the same Net Policy Value and Specified Amount on a 50-year-old female non-smoker employed by the corporation
.
Overloan Protection Benefit Rider
This Rider allows the Policy owner to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%. The Rider is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid. If the conditions of the Rider are satisfied, the Policy will automatically become a reduced paid-up life insurance policy. The Rider is subject to a one-time charge equal to 3.50% of the Policy Value, which is imposed when the benefit is exercised.
The new death benefit will equal the greater of:

•	The Specified Amount of the paid-up life insurance which equals the applicable percentage of the Policy Value adjusted for the one-time charge; or

•	The applicable percentage of the greater of the Policy Value or the outstanding Policy Debt.
The applicable percentage is described in the “How Much Life Insurance Does the Policy Provide?” section of the Prospectus.
Certain changes are made to the Policy as a result of the benefit being exercised, including

•	the transfer of all values not in the Traditional Fixed Account to the Traditional Fixed Account, which will then be credited with interest;

•	if the Policy has an increasing death benefit option, it will be changed to the level death benefit option;

•	if the current loan option is the Indexed Loan option it will be changed to the Traditional Loan option;

•	all supplemental riders attached to the Policy will be terminated;

•	no additional premium payments, partial withdrawals or Policy loans will be allowed; and

•	no further changes may be made to the Policy.
This Rider can be elected at any time. The benefit provided under the Rider is subject to the provisions of the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount). At age 75, the Policy Value is $333,664 and the outstanding loan balance is $326,318, which is greater than 96% of the Policy Value. The trigger of overloan causes the following to occur:

(1)	A withdrawal of $150,000 (the remaining basis) is taken with a withdrawal charge of $25 assessed.

(2)	A Rider charge of $6,427 is assessed.

(3)	The Specified Amount of the Policy is reduced to $186,072.

(4)	Lapses are prevented on the Policy.

Accelerated Death Benefit Rider
The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

•	The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.

•
The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.
The amount you access under this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.
The Accelerated Death Benefit Rider is automatically added to all base Policies with a face amount greater than $50,000. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of Policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest charges on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount). If at age 75 the insured is diagnosed with a terminal illness (by the definition in the Rider), then the insured can access up to $250,000 of the death benefit.
Chronic Illness Accelerated Benefit Rider
The Chronic Illness Accelerated Benefit Rider provides the owner access to a portion of the death benefit when the insured has been certified with a “Chronic Illness” by a licensed health care practitioner. The licensed health care practitioner must also certify that continuous care in an eligible facility or at home is expected to be required for the remainder of the insured’s life when the insured has a Chronic Illness. Death benefits and Policy Values will be reduced if an accelerated benefit is paid. The following provisions apply:

•
The Policy owner may request the payment of the accelerated benefit payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly, provided that for Policies issued in Florida prior to January 1, 2020 the accelerated benefit payment is available only once under this Rider. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the Rider is terminated. No more than 12 accelerated benefit payments will be paid in a 12 month period. The accelerated benefit payment must first be used to repay a pro rata share of any outstanding Policy Debt.

•	Penn Mutual will limit the accelerated benefit payment such that:

•	The Policy is not disqualified as life insurance according to the Code;

•
The accelerated benefit payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•
The maximum total amount of accelerated benefit payments in a 12 month period, for all Policies or Riders under which the insured is covered with the Company, will not exceed the least of 24% of the eligible amount, $240,000, or the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Code. The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from coverages not with Penn Mutual and reimbursements of costs for qualified long-term care services through insurance or otherwise. Accelerated benefit payments are determined after taking into account all other coverage and reimbursements;

•	The maximum total amount of accelerated benefit payments during the life of the insured, for all Policies or Riders under which the insured is covered with Penn Mutual, will not exceed $5,000,000; and

•	The death benefit remaining after an accelerated benefit payment is not less than $50,000.

•	Chronic Illness means that the insured has been certified by a licensed health care practitioner within the last 12 months as:

•
Being unable to perform at least two activities of daily living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 days (which must be consecutive, except in California); or

•
Requiring substantial supervision by another person for a period of at least 90 days (which must be consecutive, except in California) to protect the insured from threats to health and safety due to severe cognitive impairment.

•	Severe cognitive Impairment means deterioration or loss in intellectual capacity that is:

(1)	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and

(2)	Measured by clinical evidence and standardized tests which reliably measure impairment in:

(a)	Short term or long term memory;

(b)	Orientation to people, places, or time; and

(c)	Deductive or abstract reasoning.

•
For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, Penn Mutual must receive written certification from a licensed health care practitioner that the insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the Internal Revenue Service and Penn Mutual. The licensed health care practitioner shall not be the insured, owner, beneficiary, or a relative thereof. Penn Mutual reserves the right to obtain at any time an additional opinion of the insured’s condition from a licensed health care practitioner at Penn Mutual’s expense. Should this opinion differ from that of the insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the owner and Penn Mutual.

The Chronic Illness Accelerated Benefit Rider can be added to the Policy after issue subject to Penn Mutual restrictions.
For more information contact your Penn Mutual financial professional or call our office.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and there is no outstanding Policy loan. At age 75 the insured is diagnosed as being chronically ill (by the definition in the Rider), and requests to access a $50,000 accelerated benefit payment. Further assuming an accelerated benefit payment interest rate of 3.40% and that the death benefit is currently equal to the Specified Amount, the Specified Amount will be reduced to $440,908.
Variable Dollar Cost Averaging Account
This program automatically makes monthly transfers from the money market investment option to one or more of the other Variable Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options. If you wish to make transfers into an Indexed Fixed Account, money will be transferred into the Holding Fixed Account until the next monthly Policy anniversary, when it will then be allocated into the Indexed Fixed Account. You choose the Investment Options and the Indexed Fixed Accounts, and the dollar amount of the transfers. You may dollar cost average from the money market investment option for up to 60 months. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to Investment Options and Indexed Fixed Accounts over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. The minimum amount that can be allocated to the dollar cost averaging program is $600 and the amount transferred each month must be at least $25. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.
Example
: Assume that you were to allocate $2,400 of a premium payment into the dollar cost averaging program and that you elected a dollar cost averaging period of one year, with the transfers from the Money Market Subaccount to be allocated as 50% of the Quality Bond Subaccount and 50% to the Large Cap Growth Subaccount. Then on each monthly anniversary for the next year, $100 would be transferred to each of the two Variable Investment Options you selected. At the end of the year, you would have invested $1,200 in the Quality Bond Subaccount and $1,200 in the Large Cap Growth Subaccount.
Fixed Dollar Cost Averaging Account
This program allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options. The minimum amount that can be allocated to the Fixed Dollar Cost Averaging Account is $600 and the amount transferred each month must be at least $25. Amounts may be allocated to the account at any time. The amount you allocate to the Fixed Dollar Cost Averaging Account will earn interest for a twelve month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the twelve month cycle (or the next following business day if the monthly anniversary is not a business day), an amount is transferred from the account to the Investment Options and Indexed Fixed Accounts that you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other Investment Options and Indexed Fixed Accounts based upon your instructions.
The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.
No
more than one dollar cost averaging program may be in effect at any one time.
Example
: Assume that you were to allocate $2,400 of a premium payment into the fixed dollar cost averaging program and that you selected the transfers from the fixed dollar cost averaging to be allocated as 50% to the Quality Bond Subaccount and 50% to the Large Cap Growth Subaccount. Then on the next 11 monthly anniversaries, $100 would be transferred to each of the two Funds you selected. On the 12th monthly anniversary, the remaining balance in the Fixed Dollar Cost Averaging Account, including all interest earned, would
be transferred to the two selected Funds in equal measure.

Item 18. Portfolio Companies (N-6) [Text Block]
A
PPENDIX
A
Funds Available Under the Policy
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at
https://www.pennmutual.com/for-individuals-and-businesses/products-and-performance/penn-series-information/prospectuses-and-reports.
You can also request this information at no cost by calling 1-800-523-0650 or sending an email request to FundOperations@pennmutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Depending on the optional benefits you choose, you may not be able to invest in certain Fund Companies.

FUND TYPE	FUND AND ADVISER/ SUB-ADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Money Market	Money Market Fund Penn Mutual Asset Management, LLC (“PMAM”)	0.59%	0.25%	0.53%	0.27%
Fixed Income	Limited Maturity Bond Fund PMAM	0.70%	(4.49%)	1.12%	1.07%
Fixed Income	Quality Bond Fund PMAM	0.68%	(13.63%)	0.30%	1.26%
Fixed Income	High Yield Bond Fund PMAM	0.74%	(6.30%)	3.67%	4.68%
Asset Allocation	Flexibly Managed Fund PMAM/ T. Rowe Price Associates, Inc.	0.88%	(12.12%)	8.91%	10.62%
Asset Allocation	Balanced Fund PMAM	0.70%	(16.57%)	5.55%	7.65%
Equity	Large Growth Stock Fund PMAM/T. Rowe Price Associates, Inc.	0.97%	(39.52%)	4.43%	10.79%
Equity	Large Cap Growth Fund PMAM/Massachusetts Financial Services Company	0.89%	(19.19%)	11.82%	12.50%
Equity	Large Core Growth Fund PMAM/ Delaware Investments Fund Advisers	0.87%	(53.49%)	0.63%	7.56%
Equity	Large Cap Value Fund PMAM/AllianceBernstein, L.P.	0.94%	(4.25%)	7.39%	9.99%
Equity	Large Core Value Fund PMAM/Eaton Vance Management	0.93%	(3.22%)	8.42%	10.48%
Equity	Index 500 Fund PMAM/SSGA Funds Management, Inc.	0.35%	(18.29%)	9.14%	12.21%

FUND TYPE	FUND AND ADVISER/ SUB-ADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Equity	Mid Cap Growth Fund PMAM/Delaware Investments Fund Advisers	0.98%	(30.67%)	10.83%	12.30%
Equity	Mid Cap Value Fund PMAM/ Janus Henderson Investors US LLC	0.83%	(5.64%)	(0.41%)	6.75%
Equity	Mid Core Value Fund PMAM/American Century Investment Management, Inc.	1.04%	(1.45%)	6.66%	10.84%
Equity	SMID Cap Growth Fund PMAM/Goldman Sachs Asset Management, L.P.	1.05%	(28.48%)	8.88%	11.37%
Equity	SMID Cap Value Fund PMAM/AllianceBernstein L.P.	1.18%	(15.97%)	3.28%	8.98%
Equity	Small Cap Growth Fund PMAM/Janus Henderson Investors US LLC	1.02%	(24.24%)	5.87%	10.39%
Equity	Small Cap Value Fund PMAM/Goldman Sachs Asset Management, L.P.	1.01%	(14.74%)	3.21%	8.72%
Equity	Small Cap Index Fund PMAM/SSGA Funds Management, Inc.	0.70%	(21.06%)	3.52%	8.32%
Equity	Developed International Index Fund PMAM/SSGA Funds Management, Inc.	0.90%	(15.32%)	0.97%	3.93%
Equity	International Equity Fund PMAM/Vontobel Asset Management, Inc.	1.08%	(21.81%)	2.50%	4.79%
Equity	Emerging Markets Equity Fund PMAM/Vontobel Asset Management, Inc.	1.33%	(23.37%)	(4.80%)	(0.66%)
Equity	Real Estate Securities Fund PMAM/Cohen & Steers Capital Management, Inc.	0.97%	(25.35%)	5.52%	7.67%
Asset Allocation	Aggressive Allocation Fund PMAM	1.19%	(15.50%)	3.69%	7.13%
Asset Allocation	Moderately Aggressive Allocation Fund PMAM	1.13%	(14.47%)	3.90%	6.72%
Asset Allocation	Moderate Allocation Fund PMAM	1.09%	(13.81%)	3.29%	5.56%
Asset Allocation	Moderately Conservative Allocation Fund PMAM	1.08%	(11.25%)	2.90%	4.42%
Asset Allocation	Conservative Allocation Fund PMAM	1.06%	(9.86%)	1.98%	2.91%

Prospectuses Available [Text Block]
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at
https://www.pennmutual.com/for-individuals-and-businesses/products-and-performance/penn-series-information/prospectuses-and-reports.
You can also request this information at no cost by calling 1-800-523-0650 or sending an email request to FundOperations@pennmutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Depending on the optional benefits you choose, you may not be able to invest in certain Fund Companies.

Portfolio Companies [Table Text Block]

FUND TYPE	FUND AND ADVISER/ SUB-ADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Money Market	Money Market Fund Penn Mutual Asset Management, LLC (“PMAM”)	0.59%	0.25%	0.53%	0.27%
Fixed Income	Limited Maturity Bond Fund PMAM	0.70%	(4.49%)	1.12%	1.07%
Fixed Income	Quality Bond Fund PMAM	0.68%	(13.63%)	0.30%	1.26%
Fixed Income	High Yield Bond Fund PMAM	0.74%	(6.30%)	3.67%	4.68%
Asset Allocation	Flexibly Managed Fund PMAM/ T. Rowe Price Associates, Inc.	0.88%	(12.12%)	8.91%	10.62%
Asset Allocation	Balanced Fund PMAM	0.70%	(16.57%)	5.55%	7.65%
Equity	Large Growth Stock Fund PMAM/T. Rowe Price Associates, Inc.	0.97%	(39.52%)	4.43%	10.79%
Equity	Large Cap Growth Fund PMAM/Massachusetts Financial Services Company	0.89%	(19.19%)	11.82%	12.50%
Equity	Large Core Growth Fund PMAM/ Delaware Investments Fund Advisers	0.87%	(53.49%)	0.63%	7.56%
Equity	Large Cap Value Fund PMAM/AllianceBernstein, L.P.	0.94%	(4.25%)	7.39%	9.99%
Equity	Large Core Value Fund PMAM/Eaton Vance Management	0.93%	(3.22%)	8.42%	10.48%
Equity	Index 500 Fund PMAM/SSGA Funds Management, Inc.	0.35%	(18.29%)	9.14%	12.21%

FUND TYPE	FUND AND ADVISER/ SUB-ADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Equity	Mid Cap Growth Fund PMAM/Delaware Investments Fund Advisers	0.98%	(30.67%)	10.83%	12.30%
Equity	Mid Cap Value Fund PMAM/ Janus Henderson Investors US LLC	0.83%	(5.64%)	(0.41%)	6.75%
Equity	Mid Core Value Fund PMAM/American Century Investment Management, Inc.	1.04%	(1.45%)	6.66%	10.84%
Equity	SMID Cap Growth Fund PMAM/Goldman Sachs Asset Management, L.P.	1.05%	(28.48%)	8.88%	11.37%
Equity	SMID Cap Value Fund PMAM/AllianceBernstein L.P.	1.18%	(15.97%)	3.28%	8.98%
Equity	Small Cap Growth Fund PMAM/Janus Henderson Investors US LLC	1.02%	(24.24%)	5.87%	10.39%
Equity	Small Cap Value Fund PMAM/Goldman Sachs Asset Management, L.P.	1.01%	(14.74%)	3.21%	8.72%
Equity	Small Cap Index Fund PMAM/SSGA Funds Management, Inc.	0.70%	(21.06%)	3.52%	8.32%
Equity	Developed International Index Fund PMAM/SSGA Funds Management, Inc.	0.90%	(15.32%)	0.97%	3.93%
Equity	International Equity Fund PMAM/Vontobel Asset Management, Inc.	1.08%	(21.81%)	2.50%	4.79%
Equity	Emerging Markets Equity Fund PMAM/Vontobel Asset Management, Inc.	1.33%	(23.37%)	(4.80%)	(0.66%)
Equity	Real Estate Securities Fund PMAM/Cohen & Steers Capital Management, Inc.	0.97%	(25.35%)	5.52%	7.67%
Asset Allocation	Aggressive Allocation Fund PMAM	1.19%	(15.50%)	3.69%	7.13%
Asset Allocation	Moderately Aggressive Allocation Fund PMAM	1.13%	(14.47%)	3.90%	6.72%
Asset Allocation	Moderate Allocation Fund PMAM	1.09%	(13.81%)	3.29%	5.56%
Asset Allocation	Moderately Conservative Allocation Fund PMAM	1.08%	(11.25%)	2.90%	4.42%
Asset Allocation	Conservative Allocation Fund PMAM	1.06%	(9.86%)	1.98%	2.91%

C000214935 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
You can lose money by investing in this Policy, including loss of your premiums (principal).

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What is the Value of My Policy?”

C000214935 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
This Policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The Policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy limits your ability to withdraw a portion of the Policy Value (also called cash value) through partial withdrawals or loans; you cannot access more than your Net Cash Surrender Value (the Policy Value less the Surrender Charge and less any outstanding Policy loan).

For more detailed information, see “Summary of Principal Risks of Investing in the Policy.”

C000214935 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•   An investment in this Policy is subject to the risk of poor investment performance of the Funds you choose, and the value of an investment can vary depending on the performance of the Funds.

•   Each Investment Option (the Funds and the Fixed Account Investment Options) has its own unique risks. The performance of the Funds will vary, and some are riskier than others.

•   A discussion of the risks of allocating your premiums or Policy Value to one or more Funds can be found in the prospectuses for the Funds. You should review the prospectuses for the Funds before making an investment decision.

•   Premiums and Policy Value allocated to the Fixed Account Investment Options may be kept there for an extended period of time due to restrictions on transfers out of the Fixed Account Investment Options.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “Appendix A — Funds Available Under the Policy;” “Appendix B — Fixed Account Options and Indexed Loans.”

C000214935 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Policy is subject to the risks related to The Penn Mutual Life Insurance Company (the “Company”), including:

•   Any obligations, guarantees, and benefits of the Policy (including the Fixed Account Options), are subject to the claims-paying ability and financial strength of the Company.

•   There are risks relating to the Company’s administration of the Policy, including cybersecurity and infectious disease outbreak risks.

•   If the Company experiences financial distress, it may not be able to meet its obligations to you.

•   More information about the Company, including its financial strength ratings, is available upon request from the Company at 1-800-523-0650.

For more detailed information, see “The Penn Mutual Life Insurance Company;” “Financial Statements;” “Summary of Principal Risks of Investing in the Policy– Insurance Company Risks;” “Other Information.”

C000214935 [Member] | Policy Lapse [Member]
Prospectus:
Risk [Text Block]
If the total premiums you have paid, less any partial withdrawals you made, equal or exceed the no-lapse premium specified in your Policy, multiplied by the number of months the Policy has been in force, your Policy will remain in force, regardless of investment performance for a specified period. The specified period is the shorter of 20 years, or the time until the Policy anniversary nearest the insured’s attained age 80. However, in no case will the specified period be less than 5 years. Outstanding loans will nullify the no-lapse guarantee if the loans equal or exceed the Cash Surrender Value. The no-lapse premium will generally be less than the monthly equivalent of the planned premium you specified. When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You will also lose the principal invested.

•   A Policy can lapse if the Net Cash Surrender Value is insufficient to pay the Policy charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and Policy charges (including increases in those charges).

•   The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges, including any loan interest due, and the greater the risk of the Policy lapsing.

•   A Policy lapse may have tax consequences.

•   If the Policy lapses, there are costs and premium requirements associated with reinstatement of the Policy.

For more detailed information, see “Summary of Principal Risks of Investing in the Policy;” “What Payments Must I Make Under the Policy? — Lapse and Reinstatement.”

C000214935 [Member] | Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk
The value of your Policy, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Net Cash Surrender Value. If the Variable Investment Options you select for your Policy perform poorly you could lose money, including some or all of the premiums paid. Each Variable Investment Option invests in an underlying Fund, and a comprehensive discussion of the investment risks of each of the underlying Funds may be found in the prospectus for each of the Funds.
Each underlying Fund has its own investment objective and investment strategy. The performance of each will vary, and some Funds are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Funds. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your premium and Policy Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the underlying Fund carefully.
The value of your Policy may also be invested in Fixed Account Investment Options. Premiums and Policy Value allocated to the Traditional Fixed Account may be kept there for an extended period of time due to restrictions on transfers out of the Traditional Fixed Account. There is a risk that other Investment Options will perform more favorably than the Traditional Fixed Account while your Policy Value remains there.
In addition, a variable life insurance policy is designed to provide a life insurance benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.

C000214935 [Member] | Risk of Lapse [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Lapse
Your Policy can lapse even if you pay all of the planned premiums on time.
When a Policy lapses, it has no value, and no benefits are paid upon the death of the insured. You may also lose the principal invested.
Specifically, your Policy may terminate, or lapse, if the Net Cash Surrender Value of the Policy is not sufficient to pay Policy charges (including payment of interest on any loan that may be outstanding under the Policy) and the provisions of the no-lapse guarantee are not satisfied. This can happen because you have not paid enough premium, because the investment performance of the Variable Investment Options you have allocated premiums or Policy Value to has been poor, because of charges we deduct, because of withdrawals you make, because of Policy loans you take, or because of a combination of these factors. We will notify you how much additional premium you will need to pay to keep the Policy in force. You will have a 61 day grace period to make that payment. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

C000214935 [Member] | Policy Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Policy Loan Risks
The larger a Policy loan becomes relative to the Policy’s Cash Surrender Value, the greater the risk that the Policy’s Net Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.

A loan, repaid or not, has a permanent effect on your Policy Value. The effect could be favorable if the Variable Investment Options earn less than the interest rate credited on the Policy loan account, or unfavorable, if the Investment Options earn more. The longer a loan is outstanding, the greater the effect on your Net Cash Surrender Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the death benefit proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, Policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a Policy surrender or lapse will result in a taxable event for you. If a Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.

C000214935 [Member] | Liquidity Risk Limitations on Access to Policy Value [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk; Limitations on Access to Policy Value
The Policy is generally not a liquid investment. Surrender Charges will apply during the first 9 Policy years and within 9 years of any increase in the Specified Amount. The Policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Policy Value through surrenders and partial withdrawals, including Surrender Charges, partial surrender fees, possible tax consequences, adverse impacts on Policy benefits, increased risk of Policy lapse, and administrative requirements. You generally cannot access your entire Policy Value, only your Net Cash Surrender Value.
A withdrawal will reduce your Policy’s Cash Surrender Value by the amount withdrawn, and could reduce your death benefit. If the Policy’s Net Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deductions, then your Policy may lapse and terminate. A withdrawal may also reduce your Policy’s Specified Amount and may have adverse tax consequences.
Accessing Policy Value through Policy loans also has costs, increases the risk of Policy lapse, may have adverse tax consequences, and may negatively impact your Cash Surrender Value and other Policy benefits.

C000214935 [Member] | Risk of an Increase in Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risk of an Increase in Fees and Expenses
Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force. The Company could also add new charges for federal and state and local taxes (see “Are There Other Charges That Penn Mutual Could Deduct In The Future?”).
In addition, the operating expenses of the underlying Funds are not guaranteed and may increase (or decrease). Although some underlying Funds may have expense limitation agreements, those agreements are temporary.

C000214935 [Member] | Taxes and Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are generally not subject to federal income tax, but may be subject to federal and state estate taxes. The section of this Prospectus entitled “How Is the Policy Treated Under Federal Income Tax Law?” describes a number of tax issues that may arise in connection with the Policy. These risks include, but are not limited to: (1) that the Policy does not qualify as life insurance for tax purposes; (2) that you could be treated as the owner of your Policy’s pro rata portion of the assets of the

Variable Investment Options; (3) the possibility that the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) the possibility of adverse tax consequences if the Policy remains in force beyond age 100; and (5) the possibility that the IRS may treat a loan as a taxable distribution if the net interest rate spread (the difference between the interest rate charged on the loan and the interest rate credited to the Policy loan account) is zero or very low. In addition, the present federal income tax laws that apply to your Policy may change, or the IRS may change current interpretations thereof (and any such change could have retroactive effect).
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other tax advisers for more complete information.

C000214935 [Member] | Potentially Harmful Transfer Activity [Member]
Prospectus:
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Policy owners. Potentially harmful transfer activity could result in reduced performance results for one or more Variable Investment Options, due to among other things:

•	fund management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

•	increased administrative and Fund brokerage expenses; and/or

•	dilution of the interests of long-term investors.
An underlying Fund may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

C000214935 [Member] | Insurance Company Risks [Member]
Prospectus:
Principal Risk [Text Block]
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep Policy owner information confidential).
Unlike the assets in our Separate Account, the assets in our General Account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including amounts under the Fixed Account Options, the death benefit, and other insurance guarantees, is subject to our financial strength and claims paying ability.

C000214935 [Member] | Information Systems, Technology Disruption and Cyber Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Information Systems, Technology Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, Policy activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man-made disasters, hacking, criminal activity, pandemics, utility outages, geo-political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks. Cyberattacks may interfere with Policy transaction processing, or cause the release and/or destruction of

Policy owner or business information including the securities in which the underlying Funds invest, which may cause the underlying Funds to lose value. There can be no assurance that we, the underlying Funds or our service providers will avoid losses affecting Policies that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of Policy owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Policy owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning. There can be no assurance that these policies, procedures and controls will be effective or successful.

C000214935 [Member] | Money Market Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Money Market Fund
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	Penn Mutual Asset Management, LLC (“PMAM”)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	0.25%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	0.27%
C000214935 [Member] | Limited Maturity Bond Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Limited Maturity Bond Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(4.49%)
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	1.07%
C000214935 [Member] | Quality Bond Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Quality Bond Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.26%
C000214935 [Member] | High Yield Bond Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(6.30%)
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	4.68%
C000214935 [Member] | C000018297 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Flexibly Managed Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.12%)
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000214935 [Member] | C000063372 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Balanced Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000214935 [Member] | C000018295 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Large Growth Stock Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(39.52%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	10.79%
C000214935 [Member] | C000018290 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.19%)
Average Annual Total Returns, 5 Years [Percent]	11.82%
Average Annual Total Returns, 10 Years [Percent]	12.50%
C000214935 [Member] | C000063376 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Large Core Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(53.49%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	7.56%
C000214935 [Member] | C000018296 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(4.25%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000214935 [Member] | C000063377 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Large Core Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.22%)
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	10.48%
C000214935 [Member] | C000018287 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Index 500 Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(18.29%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.21%
C000214935 [Member] | C000018288 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(30.67%)
Average Annual Total Returns, 5 Years [Percent]	(10.83%)
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000214935 [Member] | C000018289 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(5.64%)
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	6.75%
C000214935 [Member] | C000018291 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Mid Core Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(1.45%)
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	10.84%
C000214935 [Member] | C000063370 [Member]
Prospectus:
Portfolio Company Name [Text Block]	SMID Cap Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(28.48%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000214935 [Member] | C000063371 [Member]
Prospectus:
Portfolio Company Name [Text Block]	SMID Cap Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000214935 [Member] | C000018300 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.24%)
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	10.39%
C000214935 [Member] | C000018299 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	8.72%
C000214935 [Member] | C000063369 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(21.06%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000214935 [Member] | Developed International Index Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Developed International Index Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.32%)
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	3.93%
C000214935 [Member] | C000018298 [Member]
Prospectus:
Portfolio Company Name [Text Block]	International Equity Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Vontobel Asset Management, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(21.81%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	4.79%
C000214935 [Member] | C000063375 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Emerging Markets Equity Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Vontobel Asset Management, Inc.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(23.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.80%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
C000214935 [Member] | C000018292 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Real Estate Securities Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000214935 [Member] | C000063367 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Aggressive Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(15.50%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	7.13%
C000214935 [Member] | Fixed Dollar Cost Averaging Account [Member]
Prospectus:
Portfolio Company Name [Text Block]	Moderately Aggressive Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.47%)
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	6.72%
C000214935 [Member] | C000063378 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Moderate Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000214935 [Member] | C000063368 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Moderately Conservative Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(11.25%)
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	4.42%
C000214935 [Member] | C000063373 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Conservative Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(9.86%)
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	2.91%
C000214935 [Member] | Accelerated death Benefit Agreement [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Current and Maximum Charge
Other Transaction Fee, When Deducted [Text Block]	When benefit is exercised.
C000214935 [Member] | Accidental Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 0.1108
Optional Benefit Expense, Minimum [Dollars]	$ 0.0533
Name of Benefit [Text Block]	AccidentalDeath Benefit Rider
Purpose of Benefit [Text Block]	Provides an additional death benefit if the insured’s death results from an accidental cause, as defined in the Rider.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not available for all Policies. • We will pay the additional death benefit only if the insured dies within 180 days following the accidental bodily injury.
Name of Benefit [Text Block]	AccidentalDeath Benefit Rider
Operation of Benefit [Text Block]
Accidental Death Benefit Rider
This Rider provides an additional death benefit if the insured’s death results from accidental causes as defined in the Rider. This Rider is not available for all Policies. The cost of insurance rates for this Rider are based on the age, gender and rating of the insured.
The Accidental Death Benefit will be payable upon our receipt of due proof that:

(a)	the insured has died due to an accidental bodily injury that occurred while this Rider was in force;

(b)	the accidental death occurred within 180 days following the date of the accidental bodily injury;

(c)	the accidental bodily injury was sustained prior to the anniversary of this Policy which is nearest to the insured’s 70th birthday; and

(d)	if this Rider was issued prior to the insured’s first birthday, the accidental bodily injury was sustained on or after the anniversary of this Policy which is nearest to the insured’s first birthday.
Accidental bodily injury means an injury sustained by the insured which is a direct result of an accident, independent of disease or bodily or mental illness or infirmity or any other cause, and which occurs while the Rider is in force.
The Accidental Death Benefit will not be payable if the death of the insured is the result, directly or indirectly, of certain types of excluded accidents, including:

•	disease or infirmity of mind or body, or medical or surgical treatment for such disease or infirmity;

•	an infection not occurring as a direct result or consequence of the accidental bodily injury;

•	the voluntary intake or use by any means of any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions;

•	intoxication as defined by the jurisdiction where the accident occurred;

•	certain risky recreational activities, including bungee jumping, rock or mountain climbing, hang gliding, and skydiving;

•	suicide, or intentionally self-inflicted injury, of the insured, while sane or insane;

•	the commission or attempted commission by the insured of a felony or other participation in an illegal occupation or activity;

•	travel or flight in or descent from an aircraft of any kind while the insured is a pilot, officer or member of the crew of the aircraft;

•	war or act of war, or other special hazards incident to service in the military, naval or air forces of any country.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $200,000 Accidental Death Benefit coverage. If the insured dies due to an accidental death, the total death benefit would be $700,000. If the insured dies due to natural causes, then the death benefit would be $500,000.

C000214935 [Member] | Additional Insured Term Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Additional Insured Term Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.0067
Name of Benefit [Text Block]	AdditionalInsured Term Insurance Rider
Purpose of Benefit [Text Block]	Provides term insurance on other persons in addition to the insured, in amounts specified in the Policy Specification in the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Additional insured must meet underwriting requirements.
Name of Benefit [Text Block]	AdditionalInsured Term Insurance Rider
Operation of Benefit [Text Block]
Additional Insured Term Insurance Rider
This Rider provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a permanent life policy without evidence of insurability.
Under the Rider, we will deduct the Cost of Insurance Charges from the cash value of the Policy, and a separate charge based on the Specified Amount for each additional insured during the first twelve months of the Rider. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Rider can be elected at any time, as long as the additional insured meets our underwriting requirements. The benefits provided under the Rider are subject to all of the provisions in the Rider.
Example
: Assume you have purchased the Policy and elected insurance coverage for yourself for $500,000 and added the Additional Insured Term Insurance Rider to cover your spouse for $250,000. If your spouse died, the Additional Insured Term Insurance Rider would provide for a $250,000 insurance payment as a result of your spouse’s death.

C000214935 [Member] | Waiver of Surrender Charges Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiverof Surrender Charges 14 Rider	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 0.57
Optional Benefit Expense, Minimum [Dollars]	$ 0.2
Name of Benefit [Text Block]	Waiverof Surrender Charges Rider
Purpose of Benefit [Text Block]	Provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Not for sale in individual markets.
•   If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to the insurance coverage provided under the Policy and all applicable Surrender Charges would resume.
•   Not available with the Cash Value Enhancement Rider.

Name of Benefit [Text Block]	Waiverof Surrender Charges Rider
Operation of Benefit [Text Block]
Waiver of Surrender Charges Rider
This Rider provides enhanced early year Cash Surrender Values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all Surrender Charges. Under this Rider, during the first nine Policy years we deduct a monthly charge based on the original Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) and a monthly charge based on increases in the Specified Amount (of the Policy plus any term insurance benefit of a Supplemental Term Insurance Rider) during the first nine Policy years after the increase. The charge varies based on the insured’s rate class, issue age, and gender (if applicable). Decreases in coverage do not affect the charge for this Rider. The charge will continue to be applied based on the higher original and/or increased Specified Amount. This charge will be included in the no-lapse premium calculation. If the Rider is terminated by the owner of the Policy, the Rider is terminated with respect to insurance coverages provided under the Policy and all applicable Surrender Charges would resume. You may add this Rider to your base Policy only at the time you purchase your Policy. The benefits provided under the Rider are subject to all provisions of the Rider. This Rider is not available with the Cash Value Enhancement Rider.
Example
: Assume a 45-year-old purchased the Policy with a $500,000 Specified Amount and elected the Waiver of Surrender Charges. If you subsequently surrendered your Policy at the end of the 3rd Policy year and the conditions of the Rider have been met, the Surrender Charge of $10,535.00 would be waived.

C000214935 [Member] | Cash Value Enhancement Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	CashValue Enhancement Rider	[8]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 0.605
Optional Benefit Expense, Minimum [Dollars]	$ 0.2
Name of Benefit [Text Block]	CashValue Enhancement Rider
Purpose of Benefit [Text Block]	Provides higher early-duration Cash Surrender Values for certain limited corporate market applications
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Not available for sale in individual markets.
•   The Policy must be sponsored by or owned by a business, corporation, or a corporate trust.
•   The corporation must be at least a partial beneficiary.
•   A minimum of one life can be covered.
•   The Rider is terminated and the termination credit will not be applied if the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company.
•   Not available with the Waiver of Surrender Charges Rider.

Name of Benefit [Text Block]	CashValue Enhancement Rider
Operation of Benefit [Text Block]
Cash Value Enhancement Rider
This Rider will provide higher early-duration Cash Surrender Values for certain limited corporate market applications and will not be available for sale in the individual markets. The higher Cash Surrender Values will be accomplished through a “termination credit” during the first nine Policy years while the Rider is in force.
There are several limits to the use of this Rider. The Policy must be sponsored by or owned by a business, a corporation, or a corporate trust. The corporation must be at least a partial beneficiary. If the Policy is in support of a corporate-sponsored non-qualified deferred compensation plan, a corporate board resolution authorizing the plan or a copy of the plan document must be included with the Policy application. A minimum of one life can be covered. If the Policy to which this Rider is attached is exchanged for another policy or has its ownership changed to a life insurance company, the Rider is terminated and the termination credit will not be applied.
The Monthly Deduction for this Rider is a monthly administrative Expense Charge per $1,000 of Specified Amount assessed against the initial Specified Amount of the Policy and any initial Supplemental
Term Insurance during each of the first nine Policy years. The deduction varies based on the insured’s rate class, issue age, and gender (if applicable). This Rider is not available with the Waiver of Surrender Charges Rider.
Example
: Assume a 45-year-old purchased the Policy and elected the Cash Value Enhancement Rider. If you subsequently surrendered your Policy at the end of the 3rd Policy year and the conditions of the Rider have been met, the Net Cash Surrender Value would be modified to include a termination credit as follows:
Additional assumptions:

•	$500,000 Specified Amount

•	$50,000 Net Cash Surrender Value (prior to the termination credit)

•	$9,000 Total accumulated Monthly Deductions through year 3

•	75% termination factor

•	$10,535 Surrender Charge
termination credit = Surrender Charge + termination factor * total accumulated Monthly Deductions = $10,535 + 75% * $9,000 = $17,285.
Net Cash Surrender Value = Net Cash Surrender Value (prior to the termination credit) + termination credit = $50,000 + $17,285 = $67,285

C000214935 [Member] | Childrens Term Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.24
Optional Benefit Expense, Current [Dollars]	$ 0.15
Name of Benefit [Text Block]	Children’sTerm Insurance Rider
Purpose of Benefit [Text Block]	Provides term insurance on one or more children of the insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday.
Name of Benefit [Text Block]	Children’sTerm Insurance Rider
Operation of Benefit [Text Block]
Children’s Term Insurance Rider
This Rider provides term insurance on one or more children of the insured of the Policy in amounts described in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Rider may be converted without evidence of insurability to a new life insurance policy.
Under the Rider, we will deduct a Cost of Insurance Charge. The Cost of Insurance Charge is a flat monthly charge based on the Rider Specified Amount without regard to the number of children, their ages, or gender. This Rider can be elected at any time. The benefits provided by the Rider are subject to the provisions in the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases an additional $25,000 of Children’s Term Insurance coverage on each of two of his children. If one of the children dies, the Rider would pay the Policy owner a $25,000 benefit; the Policy would continue in force.

C000214935 [Member] | Disability Waiver of Monthly Deductions Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Disability Waiver of Monthly Deductions Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.5992
Optional Benefit Expense, Minimum [Dollars]	$ 0.0117
Name of Benefit [Text Block]	DisabilityWaiver of Monthly Deduction Rider
Purpose of Benefit [Text Block]	Provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s 65th birthday.
•   Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination

Name of Benefit [Text Block]	DisabilityWaiver of Monthly Deduction Rider
Operation of Benefit [Text Block]
Disability Waiver of Monthly Deduction Rider
This Rider provides a waiver of the Monthly Deductions from the value of the Policy Value upon the total disability of the insured. The Cost of Insurance Charge for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly Deductions for this benefit are made until the Policy anniversary nearest the insured’s sixty-fifth birthday. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This Rider will terminate upon the anniversary of the Policy, which is nearest to the insured’s sixty-fifth birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured which began prior to that anniversary. The benefits provided under this Rider are subject to the provisions of the Rider.

Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Waiver of Monthly Deductions Rider. If the insured becomes totally disabled at age 55, the Policy Monthly Deductions will be waived as long as the disability continues
.

C000214935 [Member] | Disability Completion Benefit AKA Disability Waiver of Stipulated Premium Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	DisabilityCompletion Benefit (AKA Disability Waiver of Stipulated Premium) Rider	[9]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 0.5992
Optional Benefit Expense, Minimum [Dollars]	$ 0.0117
Name of Benefit [Text Block]	DisabilityCompletion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
Purpose of Benefit [Text Block]	Provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon the total disability of the insured, as stated in the Policy
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Will terminate upon the anniversary of the Policy which is nearest to the insured’s 65th birthday, provided that such termination will not affect any benefit which is payable because of a total disability of the insured prior to that anniversary.
Name of Benefit [Text Block]	DisabilityCompletion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
Operation of Benefit [Text Block]
Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium Rider)
This Rider provides a waiver of the Monthly Deductions from the Policy Value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the Monthly Deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates are based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Rider can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and purchases the Disability Completion Benefit Rider. If the insured becomes totally disabled at age 55, the Monthly Deductions will be waived and we will pay the insured the stipulated premium as long as the disability continues.

C000214935 [Member] | Guaranteed Option to Increase Specified Amount Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	GuaranteedOption to Increase Specified Amount Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 0.1967
Optional Benefit Expense, Minimum [Dollars]	$ 0.0442
Name of Benefit [Text Block]	GuaranteedOption to Increase Specified Amount Rider
Purpose of Benefit [Text Block]	Provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   The option may be exercised under the Rider as of any of the regular option dates or as of any alternative option date.
•   Regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46.
•   Alternative option dates are the 90
th
day following marriage of the insured, live birth of a child of the insured or legal adoption by the insured of a child less than 18 years of age, subject to certain conditions.
•   The maximum issue age for this Rider is age 40.

Name of Benefit [Text Block]	GuaranteedOption to Increase Specified Amount Rider
Operation of Benefit [Text Block]
Guaranteed Option to Increase Specified Amount Rider
This Rider provides the owner of the Policy with the option to increase the Specified Amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37, 40, 43 and 46. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The Cost of Insurance Charge for the Rider is based on the issue age, gender and rate class of the insured. The cost of insurance rates for this Rider, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Rider to your base Policy only at the time you purchase your Policy. The maximum issue age for this Rider is age 40. This option is subject to the provisions in the Rider.
Example
: If a Policy owner purchases the Policy at age 30 with insurance coverage of $500,000, the owner may exercise the option to increase the coverage to $750,000 at age 40, without being required to provide any additional evidence of insurability at age 40.

C000214935 [Member] | Supplemental Term Insurance Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	SupplementalTerm Insurance Rider	[10],[11]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	First year charge for a representative non-tobacco male insured, age 45
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.0067
Name of Benefit [Text Block]	SupplementalTerm Insurance Rider
Purpose of Benefit [Text Block]	Adds term insurance to the death benefit provided under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Monthly Deductions include an expense charge applied to the amount of term insurance added to the Policy by the Rider.
Name of Benefit [Text Block]	SupplementalTerm Insurance Rider
Operation of Benefit [Text Block]
Supplemental Term Insurance Rider
This Rider adds term insurance to the death benefit provided under the Policy. The Rider modifies the death benefit options (as provided in the Policy) as follows.
Option 1
.
The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Rider, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Option 2
.
The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Rider and the Policy Value on the date of the insured’s death, or (b) the applicable percentage of the Policy Value on the date of the insured’s death.
Additional information on the death benefit options may be found under “How Much Life Insurance Does the Policy Provide?” in this Prospectus.
The amount of term insurance added by the Rider may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.

The Monthly Deductions under the Policy include an expense charge applied to the amount of term insurance added to the Policy by the Rider. The expense charge will not exceed the maximum charges shown in the Policy.
The Monthly Deductions under the Policy will include a Cost of Insurance Charge for the term insurance added by the Rider. The cost of insurance rates for the term insurance will not exceed those shown for the Rider in the Additional Policy Specifications in the Policy.
The Surrender Charges under the Policy will also include a Surrender Charge for the term insurance added by the Rider. The Surrender Charge premium will be increased by the amount of the term insurance added by the Rider multiplied by the unit Surrender Charge premium at the issue age, gender and rate class of the insured.
After the later of the insured reaching attained age 35 and the completion of the 10th Policy year, we will credit a supplemental term insurance Policy Value enhancement on future monthly Policy anniversaries. The amount of the enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.15% multiplied by (a), multiplied by (b), and divided by (c), where;

(a)	is the current value in the applicable account;

(b)	is the term insurance benefit; and

(c)	is the sum of the term insurance benefit and the Specified Amount of the Policy.
For every account except the Traditional Loan account, the supplemental term insurance Policy Value enhancement (STI PVE) is based on the current value in each account. For the Traditional Loan account the STI PVE is based on the current value decreased by any Policy loan in the Traditional Loan account. The STI PVE will be applied on a pro-rata basis in proportion to these values.
It may be to your economic advantage to add life insurance protection to the Policy through the Rider. The total current charges that you pay for your insurance beyond the fifth Policy year will be less with term insurance added by the Rider since the current expense charges for the Rider are zero after the fifth Policy year. The current expense charges for the Policy are reduced in Policy year 6 and then remain level through Policy year 10. It also should be noted, however, that the total current charges in the first five Policy years under the Policy will be higher with a portion of the insurance added by the Rider than they would be if all of the insurance were provided under the base Policy. The guaranteed expense charges are higher for the Rider than for the Policy. Therefore, if the current charges for the Rider increase, it may not be to your economic advantage to add term insurance protection under the Rider.
You may add this Rider to your base Policy only at the time you purchase your Policy.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and the Supplemental Term Insurance Benefit Rider with a term insurance benefit of $500,000. If the insured dies, the basic death benefit of the Policy will be adjusted to include both the Specified Amount and the term insurance benefit.

C000214935 [Member] | Supplemental Exchange Rider [Member]
Prospectus:
Name of Benefit [Text Block]	SupplementalExchange Rider
Purpose of Benefit [Text Block]	Provides within one year following termination of a business relationship between the owner of the Policy and the insured, the Policy may be exchanged for a new Policy on the life of a new insured
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   The new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged.
•   The new insured must submit satisfactory evidence of insurability.
•   The Policy to be exchanged must be in force and not in a grace period.
•   The owner must make premium payments under the new Policy to keep it in force at least two months.
•   Owner must surrender all rights in the Policy to be exchanged.

Name of Benefit [Text Block]	SupplementalExchange Rider
Operation of Benefit [Text Block]
Supplemental Exchange Rider
The Rider provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Rider, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Rider is automatically added to corporate-owned Policies.

Example
: If a corporation purchased a Policy on a 45-year-old male non-smoker who is an employee of the corporation and the individual ceases to be employed with the corporation, the corporation may exchange the Policy for a Policy with the same Net Policy Value and Specified Amount on a 50-year-old female non-smoker employed by the corporation
.

C000214935 [Member] | Overloan Protection Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Current and Maximum Charge
Other Transaction Fee, When Deducted [Text Block]	When benefit is exercised.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Name of Benefit [Text Block]	OverloanProtection Rider
Purpose of Benefit [Text Block]	Allows the Policy owner to access the cash value from the Policy, while providing the holder with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Insured’s attained age must be 75 or older.
•   Policy must be in force for a minimum for 15 years.
•   Non-taxable withdrawals must equal the total premiums paid.
•   Subject to a one-time charge of 3.50% of the Policy Value, which is imposed when the Rider is exercised.
•   Certain changes are made to the Policy as a result of the benefit being exercised.

Name of Benefit [Text Block]	OverloanProtection Rider
C000214935 [Member] | Overloan Protection Benefit Rider [Member]
Prospectus:
Operation of Benefit [Text Block]
Overloan Protection Benefit Rider
This Rider allows the Policy owner to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%. The Rider is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid. If the conditions of the Rider are satisfied, the Policy will automatically become a reduced paid-up life insurance policy. The Rider is subject to a one-time charge equal to 3.50% of the Policy Value, which is imposed when the benefit is exercised.
The new death benefit will equal the greater of:

•	The Specified Amount of the paid-up life insurance which equals the applicable percentage of the Policy Value adjusted for the one-time charge; or

•	The applicable percentage of the greater of the Policy Value or the outstanding Policy Debt.
The applicable percentage is described in the “How Much Life Insurance Does the Policy Provide?” section of the Prospectus.
Certain changes are made to the Policy as a result of the benefit being exercised, including

•	the transfer of all values not in the Traditional Fixed Account to the Traditional Fixed Account, which will then be credited with interest;

•	if the Policy has an increasing death benefit option, it will be changed to the level death benefit option;

•	if the current loan option is the Indexed Loan option it will be changed to the Traditional Loan option;

•	all supplemental riders attached to the Policy will be terminated;

•	no additional premium payments, partial withdrawals or Policy loans will be allowed; and

•	no further changes may be made to the Policy.
This Rider can be elected at any time. The benefit provided under the Rider is subject to the provisions of the Rider.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount). At age 75, the Policy Value is $333,664 and the outstanding loan balance is $326,318, which is greater than 96% of the Policy Value. The trigger of overloan causes the following to occur:

(1)	A withdrawal of $150,000 (the remaining basis) is taken with a withdrawal charge of $25 assessed.

(2)	A Rider charge of $6,427 is assessed.

(3)	The Specified Amount of the Policy is reduced to $186,072.

(4)	Lapses are prevented on the Policy.

C000214935 [Member] | Accelerated Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	AcceleratedDeath Benefit Rider
Purpose of Benefit [Text Block]	Provides the insured access to a portion of death benefit while the insured is living.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Amount of death benefit proceeds the insured can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. Such limits may vary depending upon the state.
•   Insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectance of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.
•   Electing this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.

Name of Benefit [Text Block]	AcceleratedDeath Benefit Rider
Operation of Benefit [Text Block]
Accelerated Death Benefit Rider
The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

•	The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000.

•
The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less. The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.
The amount you access under this Rider will reduce the death benefit that is payable under the base Policy upon the death of the insured.
The Accelerated Death Benefit Rider is automatically added to all base Policies with a face amount greater than $50,000. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of Policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest charges on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current maximum statutory adjustable policy loan rate.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount). If at age 75 the insured is diagnosed with a terminal illness (by the definition in the Rider), then the insured can access up to $250,000 of the death benefit.

C000214935 [Member] | Chronic Illness Accelerated Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	ChronicIllness Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Provides access to a portion of the death benefit while the insured is living if the insured is certified with a chronic illness.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Continuous care in an eligible facility or at home must be expected to be required for the insured’s life.
•   Limits apply to the accelerated benefit payments.
•   Chronic illness is defined in the Rider (based on inability to perform specified activities of daily living, or severe cognitive impairment).
•   Chronic illness must be certified by a licensed health care professional (not the

Name of Benefit [Text Block]	ChronicIllness Accelerated Benefit Rider
Operation of Benefit [Text Block]
Chronic Illness Accelerated Benefit Rider
The Chronic Illness Accelerated Benefit Rider provides the owner access to a portion of the death benefit when the insured has been certified with a “Chronic Illness” by a licensed health care practitioner. The licensed health care practitioner must also certify that continuous care in an eligible facility or at home is expected to be required for the remainder of the insured’s life when the insured has a Chronic Illness. Death benefits and Policy Values will be reduced if an accelerated benefit is paid. The following provisions apply:

•
The Policy owner may request the payment of the accelerated benefit payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly, provided that for Policies issued in Florida prior to January 1, 2020 the accelerated benefit payment is available only once under this Rider. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the Rider is terminated. No more than 12 accelerated benefit payments will be paid in a 12 month period. The accelerated benefit payment must first be used to repay a pro rata share of any outstanding Policy Debt.

•	Penn Mutual will limit the accelerated benefit payment such that:

•	The Policy is not disqualified as life insurance according to the Code;

•
The accelerated benefit payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•
The maximum total amount of accelerated benefit payments in a 12 month period, for all Policies or Riders under which the insured is covered with the Company, will not exceed the least of 24% of the eligible amount, $240,000, or the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Code. The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from coverages not with Penn Mutual and reimbursements of costs for qualified long-term care services through insurance or otherwise. Accelerated benefit payments are determined after taking into account all other coverage and reimbursements;

•	The maximum total amount of accelerated benefit payments during the life of the insured, for all Policies or Riders under which the insured is covered with Penn Mutual, will not exceed $5,000,000; and

•	The death benefit remaining after an accelerated benefit payment is not less than $50,000.

•	Chronic Illness means that the insured has been certified by a licensed health care practitioner within the last 12 months as:

•
Being unable to perform at least two activities of daily living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 days (which must be consecutive, except in California); or

•
Requiring substantial supervision by another person for a period of at least 90 days (which must be consecutive, except in California) to protect the insured from threats to health and safety due to severe cognitive impairment.

•	Severe cognitive Impairment means deterioration or loss in intellectual capacity that is:

(1)	Comparable to (and includes) Alzheimer’s disease and similar forms of irreversible dementia; and

(2)	Measured by clinical evidence and standardized tests which reliably measure impairment in:

(a)	Short term or long term memory;

(b)	Orientation to people, places, or time; and

(c)	Deductive or abstract reasoning.

•
For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, Penn Mutual must receive written certification from a licensed health care practitioner that the insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the Internal Revenue Service and Penn Mutual. The licensed health care practitioner shall not be the insured, owner, beneficiary, or a relative thereof. Penn Mutual reserves the right to obtain at any time an additional opinion of the insured’s condition from a licensed health care practitioner at Penn Mutual’s expense. Should this opinion differ from that of the insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the owner and Penn Mutual.

The Chronic Illness Accelerated Benefit Rider can be added to the Policy after issue subject to Penn Mutual restrictions.
For more information contact your Penn Mutual financial professional or call our office.
Example
: Assume a 45-year-old male non-smoker purchases a Policy with a $500,000 base coverage (Specified Amount) and there is no outstanding Policy loan. At age 75 the insured is diagnosed as being chronically ill (by the definition in the Rider), and requests to access a $50,000 accelerated benefit payment. Further assuming an accelerated benefit payment interest rate of 3.40% and that the death benefit is currently equal to the Specified Amount, the Specified Amount will be reduced to $440,908.

C000214935 [Member] | Variable Dollar Cost Averaging Account [Member]
Prospectus:
Name of Benefit [Text Block]	VariableDollar Cost Averaging Account
Purpose of Benefit [Text Block]	Automatically makes monthly transfers from the money market investment option to one or more of the other Variable Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Requires that at least $600 be allocated to the Variable Dollar Cost Averaging Account. • The amount transferred each month must be at least $25. • Does not guarantee a profit or prevent a loss.
Name of Benefit [Text Block]	VariableDollar Cost Averaging Account
Operation of Benefit [Text Block]
Variable Dollar Cost Averaging Account
This program automatically makes monthly transfers from the money market investment option to one or more of the other Variable Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options. If you wish to make transfers into an Indexed Fixed Account, money will be transferred into the Holding Fixed Account until the next monthly Policy anniversary, when it will then be allocated into the Indexed Fixed Account. You choose the Investment Options and the Indexed Fixed Accounts, and the dollar amount of the transfers. You may dollar cost average from the money market investment option for up to 60 months. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to Investment Options and Indexed Fixed Accounts over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. The minimum amount that can be allocated to the dollar cost averaging program is $600 and the amount transferred each month must be at least $25. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.
Example
: Assume that you were to allocate $2,400 of a premium payment into the dollar cost averaging program and that you elected a dollar cost averaging period of one year, with the transfers from the Money Market Subaccount to be allocated as 50% of the Quality Bond Subaccount and 50% to the Large Cap Growth Subaccount. Then on each monthly anniversary for the next year, $100 would be transferred to each of the two Variable Investment Options you selected. At the end of the year, you would have invested $1,200 in the Quality Bond Subaccount and $1,200 in the Large Cap Growth Subaccount.

C000214935 [Member] | Fixed Dollar Cost Averaging Account [Member]
Prospectus:
Name of Benefit [Text Block]	FixedDollar Cost Averaging Account
Purpose of Benefit [Text Block]	Allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options you select.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Requires that at least $600 be allocated to the Fixed Dollar Cost Averaging Account. • The amount transferred each month must be at least $25. • Does not guarantee a profit or prevent a loss.
Name of Benefit [Text Block]	FixedDollar Cost Averaging Account
Operation of Benefit [Text Block]
Fixed Dollar Cost Averaging Account
This program allows you to allocate all or a portion of a premium payment to the Fixed Dollar Cost Averaging Account, where it is automatically re-allocated each month to one or more of the Investment Options and to one or more of the Indexed Fixed Accounts in the Fixed Account Options. The minimum amount that can be allocated to the Fixed Dollar Cost Averaging Account is $600 and the amount transferred each month must be at least $25. Amounts may be allocated to the account at any time. The amount you allocate to the Fixed Dollar Cost Averaging Account will earn interest for a twelve month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the twelve month cycle (or the next following business day if the monthly anniversary is not a business day), an amount is transferred from the account to the Investment Options and Indexed Fixed Accounts that you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other Investment Options and Indexed Fixed Accounts based upon your instructions.
The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.
No
more than one dollar cost averaging program may be in effect at any one time.
Example
: Assume that you were to allocate $2,400 of a premium payment into the fixed dollar cost averaging program and that you selected the transfers from the fixed dollar cost averaging to be allocated as 50% to the Quality Bond Subaccount and 50% to the Large Cap Growth Subaccount. Then on the next 11 monthly anniversaries, $100 would be transferred to each of the two Funds you selected. On the 12th monthly anniversary, the remaining balance in the Fixed Dollar Cost Averaging Account, including all interest earned, would
be transferred to the two selected Funds in equal measure.

C000214935 [Member] | Asset Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	AssetRebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Policy Value among the Variable Investment Options in accordance with the proportions you originally selected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Requires a minimum Policy Value of $1,000. • Does not guarantee a profit or prevent a loss.
Name of Benefit [Text Block]	AssetRebalancing
Operation of Benefit [Text Block]
Asset Rebalancing
This program automatically reallocates your Policy Value among Variable Investment Options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your Policy Value among the Variable Investment Options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a Variable Investment Option with relatively higher investment performance to one with relatively lower investment performance. The minimum Policy Value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your Policy Value in either of the dollar cost averaging accounts will not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. All of the Fixed Account Options are ineligible for the asset rebalancing program.
Example
: Assume that you were to request the asset rebalancing program with a 50% allocation in the Quality Bond Subaccount and 50% in the Large Cap Growth Subaccount. Also assume that at the next quarterly rebalancing date, the amounts in the Variable Account Options were $6,000 in the Large Cap Growth Subaccount and $4,000 in the Quality Bond Subaccount representing a 60%/40% split. At that time, $1,000 of units in the Large Cap Growth Subaccount would be sold and $1,000 of Quality Bond Subaccount units would be purchased to rebalance your portfolio to achieve 50%/50% allocation you selected.

C000214935 [Member] | Option One Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]	Option 1. The death benefit is the greater of (a) the Specified Amount of insurance, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.
C000214935 [Member] | Option Two Death Benefit [Member]
Prospectus:
Standard Death Benefit [Text Block]
Option 2.
The death benefit is the greater of (a) the Specified Amount of insurance plus
your Policy Value on the date of death, or (b) the “applicable percentage” of the Policy Value on the date of the insured’s death.

C000214935 [Member] | Total Annual Fund Operating Expenses [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees, and other expenses)	[12]
Portfolio Company Expenses Minimum [Percent]	0.35%	[12]
Portfolio Company Expenses Maximum [Percent]	1.33%	[12]
Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2022. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2022 expenses. We have not verified the accuracy of the information provided by Funds.
C000214935 [Member] | Net Annual Fund Operating Expenses [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses, after any expense reimbursement or fee waiver arrangements)	[12],[13]
Portfolio Company Expenses Minimum [Percent]	0.35%	[12],[13]
Portfolio Company Expenses Maximum [Percent]	1.33%	[12],[13]
Portfolio Company Expenses, Footnotes [Text Block]	The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for the Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses through at least April 30, 2024.

[1]	The Percent of Premium Charge imposed is currently reduced to 5.00% on premiums paid in the second Policy year and thereafter. This reduction is not guaranteed and may change.
[2]	The Surrender Charge premium is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the Specified Amount of the Policy. The table shows the lowest and highest Surrender Charges for an insured, based on our guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge under a Policy issued to an individual who is representative of individuals we insure. The Surrender Charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge premium. More detailed information concerning your Surrender Charge is available from our administrative offices upon request. For additional information on the Surrender Charges, see “What Are the Fees and Charges Under the Policy? — Surrender Charge” in this Prospectus.
[3]	The maximum amount reflects the charge that may be assessed in the first Policy year.
[4]	No transaction fee is currently imposed for making a transfer among Variable Investment Options and/or the Fixed Account Options. While we do not currently intend to impose a transfer fee, we reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a Policy year.
[5]	The Cost of Insurance Charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the Policy year in which the charge is deducted. The table shows the lowest and the highest Cost of Insurance Charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the first year Cost of Insurance Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state your guaranteed maximum Cost of Insurance Charges. More detailed information concerning your Cost of Insurance Charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of Policy Values based upon the insured’s age and risk classification, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The Net Amount at Risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on Cost of Insurance Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance Charge” in this Prospectus.
[6]	The Expense Charge per $1,000 of Specified Amount are currently reduced. During the first 60 months following the Policy date, the charges range from $0.11 per $1,000 of initial Specified Amount of insurance to $0.92 per $1,000 of initial Specified Amount of insurance. For months 61 through 120 following the Policy date, the charges range from $0.06 per $1,000 of initial Specified Amount of insurance up to $0.46 per $1,000 of initial Specified Amount of insurance. The charge on an additional Specified Amount of insurance is similarly reduced. The Expense Charges under the Policies vary depending on the risk classification, sex, and age of the insured and the amount of insurance specified in the Policy. The table shows the lowest and the highest Expense Charges for an insured, based on our current rates and on guaranteed maximum rates. The table also shows the first year Expense Charges under a Policy issued to an individual who is representative of individuals we insure. The charge shown in the table may not be representative of the charge that you will pay. Your Policy will state the guaranteed maximum Expense Charges. More detailed information concerning your Expense Charges is available from our administrative offices upon request. For additional information on Expense Charges, see “What Are the Fees and Charges Under the Policy? — Monthly Deductions — Expense Charge per Thousand of Specified Amount” in this Prospectus.
[7]	This charge is currently reduced to zero in all Policy years. See “What Are the Fees and Charges under the Policy? — Monthly Deductions — Mortality and Expense Risk Asset Charge” in this Prospectus for additional information about this charge.
[8]	This Rider is not available to all persons. See “What Are the Supplemental Riders and Benefits That Are Available? — Waiver of Surrender Charges Rider” or “What Are the Supplemental Riders and Benefits That Are Available? — Cash Value Enhancement Rider” in this Prospectus for additional information.
[9]	The Disability Completion Benefit Rider (AKA Disability Waiver of Stipulated Premium) consists of two benefits, the Disability Waiver of Monthly Deductions plus the Disability Waiver of Stipulated Premium Benefit, and is therefore subject to two separate charges for the two benefits.
[10]	For purposes of determining the allocation of Net Amount at Risk between the Specified Amount of insurance in the Policy, and the term insurance benefit, the Policy Value will be allocated as follows: first to the initial Specified Amount segment, then to any segments resulting from increases in the Specified Amount in the order of the increases, to the initial term insurance benefit segment, and then to any segments resulting from increases in the term insurance benefit in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the Policy Value will be allocated to the most recent increase in the Specified Amount in the Policy.
[11]	The Surrender Charge premium takes into account the individual underwriting characteristics of the insured, such as sex, age and risk classification, and the term insurance benefit of the Policy. The table shows the lowest and the highest Surrender Charge premiums for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the Surrender Charge premium under a rider issued to an individual who is representative of individuals we insure. The Surrender Charge premium shown in the table may not be representative of the charge that you will pay. Your Policy will state your Surrender Charge for the Policy and rider. More detailed information concerning your Surrender Charge premium is available from our administrative offices upon request. For additional information on the Surrender Charge premiums, see “What are the Fees and Charges under the Policy? — Surrender Charge” in this Prospectus.
[12]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2022. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents. The information is based on 2022 expenses. We have not verified the accuracy of the information provided by Funds.
[13]	The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for the Funds that require a Fund’s investment adviser to reimburse or waive Fund expenses through at least April 30, 2024.